UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Scott C. Sipple
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: December 31, 2017

ITEM 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West SecureFoundation® Lifetime Funds
(Investor (formerly Class G), Service (formerly Class G1) and Class L)
Annual Report
December 31, 2017
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of each Fund. Such offering is made only by the prospectus of each Fund, which includes details as to offering price and other information.

Great-West SecureFoundation® Lifetime 2015 Fund
Management Discussion
2017 was marked by some of the lowest overall market volatility that we’ve seen in years. Globally, equity markets posted strong returns while fixed income continued to trend upward despite the prevailing low yield environment. International equity markets roared back after three years of lackluster returns, and emerging markets posted their strongest performance since 2009. Fixed Income realized modest returns over the year, but was largely overshadowed by riskier asset classes as equities attracted investors on the expectations of broad tax reform, coupled with strong earnings growth expectations.
The first quarter started with domestic equities continuing their upward climb as a result of the 2016 U.S. Presidential election tailwinds. As the year progressed, broad equity markets continued to reach new highs and continually set records along the way. With respect to style tilts, growth stocks outperformed value stocks, continuing a trend persistent throughout 2017. As of December 31, 2017, the Russell 1000® Growth Index has outperformed the Russell 1000® Value Index across 1-, 3-, 5-, and 10-year trailing periods. In similar fashion, the Russell 2000® Growth Index outperformed the Russell 2000® Value Index across the same time periods. However, in contrast to 2016, where small cap stocks provided the most impressive returns, large-cap stocks outperformed in 2017. The S&P 500® Index continued to hit record highs in 2017 and ended the year up 21.83%, as a result of continued upward-trending indicators of economic growth in the U.S., capped by a large surge in the fourth quarter due to the passage of tax reform by congress. The MSCI EAFE® Index, which tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, returned 25.03% as global growth accelerated. The MSCI Emerging Markets® Index, which tracks returns of companies domiciled in emerging markets countries across Eastern Europe, Latin America, Asia, and Africa/Middle East regions, ended the year up 37.28%. The asset class advanced with a strong first quarter thanks to firm economic data in Asia, and diminished concerns over potential U.S. trade policy changes. On the fixed income side, the Bloomberg Barclays US Aggregate Bond Index ended the year up 3.54%, posting modest gains over every quarter.
Over the course of the year, the U.S. Treasury yield curve flattened significantly, as short term yields shifted upward while longer-dated Treasuries fell. The shift occurred most noticeably in the second half of the year, when 1-month T-Bills rose from 0.84% to 1.28% as the yields adjusted to the U.S. Federal Reserve’s rate decisions, and the 30-year fell from 2.84% to 2.74%. Although the curve has flattened materially, it is not yet approaching an inverted position where short-term rates are higher than long-term rates. An inverted yield curve has often served as a harbinger of an upcoming economic recession.
The 10-year Treasury yield began the year at 2.45%, and ended the year 0.05% lower at 2.40%. After initially holding steady and even climbing in the first quarter, yields dipped to as low as 2.05% in September reflecting the low inflation prints and despite several Federal Reserve rate hikes that occurred during the year. However, by the end of the year rates recovered to slightly below where they were at the beginning of the year.
The Federal Reserve raised their widely-watched Federal Funds Rate three times in 2017, as economic conditions continued to show improve in the U.S. These rate hikes were enacted even though inflation remained stubbornly below the Federal Reserve’s stated target rate of 2%. At the end of the year, the Federal Funds target range was 1.25% - 1.5% following a December rate hike of 0.25%. The Federal Reserve expects inflation to pick up slightly in 2018, with expectations that the headline rate will stabilize at around 2%. With Jerome Powell’s recent confirmation as Federal Reserve Chairman, we expect the Federal Reserve to follow a path similar to what we have seen under former chair Janet Yellen. The Federal Reserve has emphasized that it will continue to remain data dependent in its rate decisions.
After brief divergence in tactical policy moves from the Federal Reserve, the European Central Bank (“ECB”) is moving back in line with the Federal Reserve as they look to end their own quantitative easing program. In October, the ECB announced that they would cut their Asset Purchase Programme by half, reducing the pace from €60 billion to €30 billion. These cuts were driven by the strong and improving economic conditions present in around Europe, where equity markets posted the highest calendar year gains since 2009 in the wake of the recovery of the mortgage crisis. However, the ECB’s signaled confidence in the economy continues to be undermined by a lack of inflation, even as their growth outlook has shifted to a more optimistic tone. Stoking inflation remains a recurring theme in global monetary policy as deflationary pressures have persisted worldwide since the housing and mortgage crisis.
U.S. GDP growth in 2017 started off to a slow pace, but quickly got back on track in the second and third quarters. In the first quarter, GDP came in at 1.2% on an annualized basis, which mirrored the start seen in 2016. During the second quarter, however, GDP growth improved to 3.0%, and continued to improve into the third quarter, clocking in at 3.2%.
Arguably the greatest theme in 2017 can be attributed to historically low volatility across markets. The Cboe Volatility Index® (VIX®) index, which is a key measure of market expectations of near-term volatility conveyed by S&P 500® Index option prices, posted the lowest volatility in years. Average volatility in 2017 was 11.09%, while the average from 2004-2017 was significantly higher at 18.49%. This lack of volatility helped pave the way for greater market returns as investors felt confident allocating capital to riskier assets. As the year came to a close, republican-controlled Washington made strides in passing much anticipated tax reform, which sent markets soaring on the anticipation of a significantly lower corporate tax rate, effectively moving from 35% to 21%, as well as broad-based tax cuts for individual taxpayers. Investors positioned with heavy equity allocations, regardless of whether domestic or international, saw substantial gains over the entire year, with domestic equities surging in the fourth quarter. 2017 went into the books as a very strong year for both the global economy and global equity markets. However, we caution that it would be unrealistic for investors to expect these types of returns, on average, in the longer-term.
For the annual period ended December 31, 2017, the Great-West SecureFoundation® Lifetime 2015 Fund (Investor Class shares) returned 12.72% relative to 20.99% for the Wilshire 5000 Index and 3.54% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.65% (composite benchmark return was 13.37%). The underperformance was primarily driven by the operating expenses of the Fund and its underlying funds (the composite does not have expenses) in addition to any fair value adjustments.
The views and opinions in this report were current as of December 31, 2017 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

30,000
25,000
20,000
15,000
10,000
5,000
Fund (Investor Class)
Composite Index
Wilshire 5000 Index
Bloomberg Barclays U.S. Aggregate Bond Index
11/13/2009
12/31/2009
12/31/2010
12/31/2011
12/31/2012
12/21/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017

Year	Fund (Investor Class)	Composite Index**	Wilshire 5000 Index	Bloomberg Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2009*	10,083.00	10,158.97	10,341.00	9,953.00
2010	11,094.67	11,344.57	12,115.52	10,603.93
2011	11,161.23	11,504.87	12,234.25	11,435.27
2012	12,410.18	12,849.17	14,199.07	11,916.70
2013	14,209.11	14,815.06	18,893.45	11,675.54
2014	15,027.98	15,748.49	21,295.13	12,372.07
2015	14,942.46	15,740.31	21,436.93	12,440.11
2016	16,045.22	17,001.11	24,303.04	12,769.46
2017	18,086.17	19,274.98	29,404.20	13,221.73

*For the period November 13, 2009 (inception) through December 31, 2009.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced quarterly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Service Class and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2017
	One Year	Five Year	Since Inception(a)(b)
Investor Class	12.72%	7.82%	7.53%
Service Class	12.63%	7.72%	7.42%
Class L	12.47%	7.57%	6.87%
(a) Investor and Service Class inception date was November 13, 2009.
(b) Class L inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2017
Asset Class	Percentage of Fund Investments
Bond	37.53%
Large Cap Equity	21.62
International Equity	19.37
Mid Cap Equity	9.29
Fixed Interest Contract	6.55
Small Cap Equity	5.64
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/17)	(12/31/17)	(07/01/17 – 12/31/17)
Investor Class
Actual	$1,000.00	$1,061.20	$3.07
Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$3.01
Service Class
Actual	$1,000.00	$1,060.90	$3.58
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.52
Class L
Actual	$1,000.00	$1,060.90	$4.36
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$4.28
* Expenses are equal to the Fund's annualized expense ratio of 0.59% for the Investor Class shares, 0.69% for the Service Class shares and 0.84% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.15%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2020 Fund
Management Discussion
2017 was marked by some of the lowest overall market volatility that we’ve seen in years. Globally, equity markets posted strong returns while fixed income continued to trend upward despite the prevailing low yield environment. International equity markets roared back after three years of lackluster returns, and emerging markets posted their strongest performance since 2009. Fixed Income realized modest returns over the year, but was largely overshadowed by riskier asset classes as equities attracted investors on the expectations of broad tax reform, coupled with strong earnings growth expectations.
The first quarter started with domestic equities continuing their upward climb as a result of the 2016 U.S. Presidential election tailwinds. As the year progressed, broad equity markets continued to reach new highs and continually set records along the way. With respect to style tilts, growth stocks outperformed value stocks, continuing a trend persistent throughout 2017. As of December 31, 2017, the Russell 1000® Growth Index has outperformed the Russell 1000® Value Index across 1-, 3-, 5-, and 10-year trailing periods. In similar fashion, the Russell 2000® Growth Index outperformed the Russell 2000® Value Index across the same time periods. However, in contrast to 2016, where small cap stocks provided the most impressive returns, large-cap stocks outperformed in 2017. The S&P 500® Index continued to hit record highs in 2017 and ended the year up 21.83%, as a result of continued upward-trending indicators of economic growth in the U.S., capped by a large surge in the fourth quarter due to the passage of tax reform by congress. The MSCI EAFE® Index, which tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, returned 25.03% as global growth accelerated. The MSCI Emerging Markets® Index, which tracks returns of companies domiciled in emerging markets countries across Eastern Europe, Latin America, Asia, and Africa/Middle East regions, ended the year up 37.28%. The asset class advanced with a strong first quarter thanks to firm economic data in Asia, and diminished concerns over potential U.S. trade policy changes. On the fixed income side, the Bloomberg Barclays US Aggregate Bond Index ended the year up 3.54%, posting modest gains over every quarter.
Over the course of the year, the U.S. Treasury yield curve flattened significantly, as short term yields shifted upward while longer-dated Treasuries fell. The shift occurred most noticeably in the second half of the year, when 1-month T-Bills rose from 0.84% to 1.28% as the yields adjusted to the U.S. Federal Reserve’s rate decisions, and the 30-year fell from 2.84% to 2.74%. Although the curve has flattened materially, it is not yet approaching an inverted position where short-term rates are higher than long-term rates. An inverted yield curve has often served as a harbinger of an upcoming economic recession.
The 10-year Treasury yield began the year at 2.45%, and ended the year 0.05% lower at 2.40%. After initially holding steady and even climbing in the first quarter, yields dipped to as low as 2.05% in September reflecting the low inflation prints and despite several Federal Reserve rate hikes that occurred during the year. However, by the end of the year rates recovered to slightly below where they were at the beginning of the year.
The Federal Reserve raised their widely-watched Federal Funds Rate three times in 2017, as economic conditions continued to show improve in the U.S. These rate hikes were enacted even though inflation remained stubbornly below the Federal Reserve’s stated target rate of 2%. At the end of the year, the Federal Funds target range was 1.25% - 1.5% following a December rate hike of 0.25%. The Federal Reserve expects inflation to pick up slightly in 2018, with expectations that the headline rate will stabilize at around 2%. With Jerome Powell’s recent confirmation as Federal Reserve Chairman, we expect the Federal Reserve to follow a path similar to what we have seen under former chair Janet Yellen. The Federal Reserve has emphasized that it will continue to remain data dependent in its rate decisions.
After brief divergence in tactical policy moves from the Federal Reserve, the European Central Bank (“ECB”) is moving back in line with the Federal Reserve as they look to end their own quantitative easing program. In October, the ECB announced that they would cut their Asset Purchase Programme by half, reducing the pace from €60 billion to €30 billion. These cuts were driven by the strong and improving economic conditions present in around Europe, where equity markets posted the highest calendar year gains since 2009 in the wake of the recovery of the mortgage crisis. However, the ECB’s signaled confidence in the economy continues to be undermined by a lack of inflation, even as their growth outlook has shifted to a more optimistic tone. Stoking inflation remains a recurring theme in global monetary policy as deflationary pressures have persisted worldwide since the housing and mortgage crisis.
U.S. GDP growth in 2017 started off to a slow pace, but quickly got back on track in the second and third quarters. In the first quarter, GDP came in at 1.2% on an annualized basis, which mirrored the start seen in 2016. During the second quarter, however, GDP growth improved to 3.0%, and continued to improve into the third quarter, clocking in at 3.2%.
Arguably the greatest theme in 2017 can be attributed to historically low volatility across markets. The Cboe Volatility Index® (VIX®) index, which is a key measure of market expectations of near-term volatility conveyed by S&P 500® Index option prices, posted the lowest volatility in years. Average volatility in 2017 was 11.09%, while the average from 2004-2017 was significantly higher at 18.49%. This lack of volatility helped pave the way for greater market returns as investors felt confident allocating capital to riskier assets. As the year came to a close, republican-controlled Washington made strides in passing much anticipated tax reform, which sent markets soaring on the anticipation of a significantly lower corporate tax rate, effectively moving from 35% to 21%, as well as broad-based tax cuts for individual taxpayers. Investors positioned with heavy equity allocations, regardless of whether domestic or international, saw substantial gains over the entire year, with domestic equities surging in the fourth quarter. 2017 went into the books as a very strong year for both the global economy and global equity markets. However, we caution that it would be unrealistic for investors to expect these types of returns, on average, in the longer-term.
For the annual period ended December 31, 2017, the Great-West SecureFoundation® Lifetime 2020 Fund (Investor Class shares) returned 12.67% relative to 20.99% for the Wilshire 5000 Index and 3.54% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.70% (composite benchmark return was 13.37%). The underperformance was primarily driven by the operating expenses of the Fund and its underlying funds (the composite does not have expenses) in addition to any fair value adjustments.
The views and opinions in this report were current as of December 31, 2017 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period January 31, 2011 (inception) through December 31, 2011.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced quarterly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Service Class and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2017
	One Year	Five Year	Since Inception(a)
Investor Class	12.67%	7.81%	7.15%
Service Class	12.71%	7.71%	7.05%
Class L	12.44%	7.56%	6.92%
(a) The Fund's inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2017
Asset Class	Percentage of Fund Investments
Bond	37.48%
Large Cap Equity	21.68
International Equity	19.34
Mid Cap Equity	9.30
Fixed Interest Contract	6.55
Small Cap Equity	5.65
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/17)	(12/31/17)	(07/01/17 – 12/31/17)
Investor Class
Actual	$1,000.00	$1,060.90	$3.06
Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$3.01
Service Class
Actual	$1,000.00	$1,061.10	$3.58
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.52
Class L
Actual	$1,000.00	$1,060.30	$4.36
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$4.28
* Expenses are equal to the Fund's annualized expense ratio of 0.59% for the Investor Class shares, 0.69% for the Service Class shares and 0.84% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.15%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2025 Fund
Management Discussion
2017 was marked by some of the lowest overall market volatility that we’ve seen in years. Globally, equity markets posted strong returns while fixed income continued to trend upward despite the prevailing low yield environment. International equity markets roared back after three years of lackluster returns, and emerging markets posted their strongest performance since 2009. Fixed Income realized modest returns over the year, but was largely overshadowed by riskier asset classes as equities attracted investors on the expectations of broad tax reform, coupled with strong earnings growth expectations.
The first quarter started with domestic equities continuing their upward climb as a result of the 2016 U.S. Presidential election tailwinds. As the year progressed, broad equity markets continued to reach new highs and continually set records along the way. With respect to style tilts, growth stocks outperformed value stocks, continuing a trend persistent throughout 2017. As of December 31, 2017, the Russell 1000® Growth Index has outperformed the Russell 1000® Value Index across 1-, 3-, 5-, and 10-year trailing periods. In similar fashion, the Russell 2000® Growth Index outperformed the Russell 2000® Value Index across the same time periods. However, in contrast to 2016, where small cap stocks provided the most impressive returns, large-cap stocks outperformed in 2017. The S&P 500® Index continued to hit record highs in 2017 and ended the year up 21.83%, as a result of continued upward-trending indicators of economic growth in the U.S., capped by a large surge in the fourth quarter due to the passage of tax reform by congress. The MSCI EAFE® Index, which tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, returned 25.03% as global growth accelerated. The MSCI Emerging Markets® Index, which tracks returns of companies domiciled in emerging markets countries across Eastern Europe, Latin America, Asia, and Africa/Middle East regions, ended the year up 37.28%. The asset class advanced with a strong first quarter thanks to firm economic data in Asia, and diminished concerns over potential U.S. trade policy changes. On the fixed income side, the Bloomberg Barclays US Aggregate Bond Index ended the year up 3.54%, posting modest gains over every quarter.
Over the course of the year, the U.S. Treasury yield curve flattened significantly, as short term yields shifted upward while longer-dated Treasuries fell. The shift occurred most noticeably in the second half of the year, when 1-month T-Bills rose from 0.84% to 1.28% as the yields adjusted to the U.S. Federal Reserve’s rate decisions, and the 30-year fell from 2.84% to 2.74%. Although the curve has flattened materially, it is not yet approaching an inverted position where short-term rates are higher than long-term rates. An inverted yield curve has often served as a harbinger of an upcoming economic recession.
The 10-year Treasury yield began the year at 2.45%, and ended the year 0.05% lower at 2.40%. After initially holding steady and even climbing in the first quarter, yields dipped to as low as 2.05% in September reflecting the low inflation prints and despite several Federal Reserve rate hikes that occurred during the year. However, by the end of the year rates recovered to slightly below where they were at the beginning of the year.
The Federal Reserve raised their widely-watched Federal Funds Rate three times in 2017, as economic conditions continued to show improve in the U.S. These rate hikes were enacted even though inflation remained stubbornly below the Federal Reserve’s stated target rate of 2%. At the end of the year, the Federal Funds target range was 1.25% - 1.5% following a December rate hike of 0.25%. The Federal Reserve expects inflation to pick up slightly in 2018, with expectations that the headline rate will stabilize at around 2%. With Jerome Powell’s recent confirmation as Federal Reserve Chairman, we expect the Federal Reserve to follow a path similar to what we have seen under former chair Janet Yellen. The Federal Reserve has emphasized that it will continue to remain data dependent in its rate decisions.
After brief divergence in tactical policy moves from the Federal Reserve, the European Central Bank (“ECB”) is moving back in line with the Federal Reserve as they look to end their own quantitative easing program. In October, the ECB announced that they would cut their Asset Purchase Programme by half, reducing the pace from €60 billion to €30 billion. These cuts were driven by the strong and improving economic conditions present in around Europe, where equity markets posted the highest calendar year gains since 2009 in the wake of the recovery of the mortgage crisis. However, the ECB’s signaled confidence in the economy continues to be undermined by a lack of inflation, even as their growth outlook has shifted to a more optimistic tone. Stoking inflation remains a recurring theme in global monetary policy as deflationary pressures have persisted worldwide since the housing and mortgage crisis.
U.S. GDP growth in 2017 started off to a slow pace, but quickly got back on track in the second and third quarters. In the first quarter, GDP came in at 1.2% on an annualized basis, which mirrored the start seen in 2016. During the second quarter, however, GDP growth improved to 3.0%, and continued to improve into the third quarter, clocking in at 3.2%.
Arguably the greatest theme in 2017 can be attributed to historically low volatility across markets. The Cboe Volatility Index® (VIX®) index, which is a key measure of market expectations of near-term volatility conveyed by S&P 500® Index option prices, posted the lowest volatility in years. Average volatility in 2017 was 11.09%, while the average from 2004-2017 was significantly higher at 18.49%. This lack of volatility helped pave the way for greater market returns as investors felt confident allocating capital to riskier assets. As the year came to a close, republican-controlled Washington made strides in passing much anticipated tax reform, which sent markets soaring on the anticipation of a significantly lower corporate tax rate, effectively moving from 35% to 21%, as well as broad-based tax cuts for individual taxpayers. Investors positioned with heavy equity allocations, regardless of whether domestic or international, saw substantial gains over the entire year, with domestic equities surging in the fourth quarter. 2017 went into the books as a very strong year for both the global economy and global equity markets. However, we caution that it would be unrealistic for investors to expect these types of returns, on average, in the longer-term.
For the annual period ended December 31, 2017, the Great-West SecureFoundation® Lifetime 2025 Fund (Investor Class shares) returned 12.73% relative to 20.99% for the Wilshire 5000 Index and 3.54% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.64% (composite benchmark return was 13.37%). The underperformance was primarily driven by the operating expenses of the Fund and its underlying funds (the composite does not have expenses) in addition to any fair value adjustments.
The views and opinions in this report were current as of December 31, 2017 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

30,000
25,000
20,000
15,000
10,000
5,000
11/13/2009
12/31/2009
12/31/2010
12/31/2011
12/31/2012
12/21/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
Fund (Investor Class)
Composite Index
Wilshire 5000 Index
Bloomberg Barclays U.S. Aggregate Bond Index

Year	Fund (Investor Class)	Composite Index**	Wilshire 5000 Index	Bloomberg Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2009*	10,115.00	10,199.45	10,341.00	9,953.00
2010	11,157.70	11,451.89	12,115.52	10,603.93
2011	11,050.58	11,433.90	12,234.25	11,435.27
2012	12,388.81	12,865.11	14,199.07	11,916.70
2013	14,405.60	15,062.99	18,893.45	11,675.54
2014	15,227.02	16,020.92	21,295.13	12,372.07
2015	15,136.03	15,999.14	21,436.93	12,440.11
2016	16,254.58	17,280.67	24,303.04	12,769.46
2017	18,323.79	19,591.93	29,404.20	13,221.73

*For the period November 13, 2009 (inception) through December 31, 2009.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced quarterly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Service Class and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2017
	One Year	Five Year	Since Inception(a)(b)
Investor Class	12.73%	8.14%	7.70%
Service Class	12.74%	8.04%	7.61%
Class L	12.45%	7.88%	6.94%
(a) Investor and Service Class inception date was November 13, 2009.
(b) Class L inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2017
Asset Class	Percentage of Fund Investments
Bond	37.48%
Large Cap Equity	21.68
International Equity	19.34
Mid Cap Equity	9.29
Fixed Interest Contract	6.56
Small Cap Equity	5.65
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/17)	(12/31/17)	(07/01/17 – 12/31/17)
Investor Class
Actual	$1,000.00	$1,061.30	$3.07
Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$3.01
Service Class
Actual	$1,000.00	$1,061.60	$3.59
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.52
Class L
Actual	$1,000.00	$1,060.10	$4.31
Hypothetical (5% return before expenses)	$1,000.00	$1,021.00	$4.23
* Expenses are equal to the Fund's annualized expense ratio of 0.59% for the Investor Class shares, 0.69% for the Service Class shares and 0.83% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.15%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2030 Fund
Management Discussion
2017 was marked by some of the lowest overall market volatility that we’ve seen in years. Globally, equity markets posted strong returns while fixed income continued to trend upward despite the prevailing low yield environment. International equity markets roared back after three years of lackluster returns, and emerging markets posted their strongest performance since 2009. Fixed Income realized modest returns over the year, but was largely overshadowed by riskier asset classes as equities attracted investors on the expectations of broad tax reform, coupled with strong earnings growth expectations.
The first quarter started with domestic equities continuing their upward climb as a result of the 2016 U.S. Presidential election tailwinds. As the year progressed, broad equity markets continued to reach new highs and continually set records along the way. With respect to style tilts, growth stocks outperformed value stocks, continuing a trend persistent throughout 2017. As of December 31, 2017, the Russell 1000® Growth Index has outperformed the Russell 1000® Value Index across 1-, 3-, 5-, and 10-year trailing periods. In similar fashion, the Russell 2000® Growth Index outperformed the Russell 2000® Value Index across the same time periods. However, in contrast to 2016, where small cap stocks provided the most impressive returns, large-cap stocks outperformed in 2017. The S&P 500® Index continued to hit record highs in 2017 and ended the year up 21.83%, as a result of continued upward-trending indicators of economic growth in the U.S., capped by a large surge in the fourth quarter due to the passage of tax reform by congress. The MSCI EAFE® Index, which tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, returned 25.03% as global growth accelerated. The MSCI Emerging Markets® Index, which tracks returns of companies domiciled in emerging markets countries across Eastern Europe, Latin America, Asia, and Africa/Middle East regions, ended the year up 37.28%. The asset class advanced with a strong first quarter thanks to firm economic data in Asia, and diminished concerns over potential U.S. trade policy changes. On the fixed income side, the Bloomberg Barclays US Aggregate Bond Index ended the year up 3.54%, posting modest gains over every quarter.
Over the course of the year, the U.S. Treasury yield curve flattened significantly, as short term yields shifted upward while longer-dated Treasuries fell. The shift occurred most noticeably in the second half of the year, when 1-month T-Bills rose from 0.84% to 1.28% as the yields adjusted to the U.S. Federal Reserve’s rate decisions, and the 30-year fell from 2.84% to 2.74%. Although the curve has flattened materially, it is not yet approaching an inverted position where short-term rates are higher than long-term rates. An inverted yield curve has often served as a harbinger of an upcoming economic recession.
The 10-year Treasury yield began the year at 2.45%, and ended the year 0.05% lower at 2.40%. After initially holding steady and even climbing in the first quarter, yields dipped to as low as 2.05% in September reflecting the low inflation prints and despite several Federal Reserve rate hikes that occurred during the year. However, by the end of the year rates recovered to slightly below where they were at the beginning of the year.
The Federal Reserve raised their widely-watched Federal Funds Rate three times in 2017, as economic conditions continued to show improve in the U.S. These rate hikes were enacted even though inflation remained stubbornly below the Federal Reserve’s stated target rate of 2%. At the end of the year, the Federal Funds target range was 1.25% - 1.5% following a December rate hike of 0.25%. The Federal Reserve expects inflation to pick up slightly in 2018, with expectations that the headline rate will stabilize at around 2%. With Jerome Powell’s recent confirmation as Federal Reserve Chairman, we expect the Federal Reserve to follow a path similar to what we have seen under former chair Janet Yellen. The Federal Reserve has emphasized that it will continue to remain data dependent in its rate decisions.
After brief divergence in tactical policy moves from the Federal Reserve, the European Central Bank (“ECB”) is moving back in line with the Federal Reserve as they look to end their own quantitative easing program. In October, the ECB announced that they would cut their Asset Purchase Programme by half, reducing the pace from €60 billion to €30 billion. These cuts were driven by the strong and improving economic conditions present in around Europe, where equity markets posted the highest calendar year gains since 2009 in the wake of the recovery of the mortgage crisis. However, the ECB’s signaled confidence in the economy continues to be undermined by a lack of inflation, even as their growth outlook has shifted to a more optimistic tone. Stoking inflation remains a recurring theme in global monetary policy as deflationary pressures have persisted worldwide since the housing and mortgage crisis.
U.S. GDP growth in 2017 started off to a slow pace, but quickly got back on track in the second and third quarters. In the first quarter, GDP came in at 1.2% on an annualized basis, which mirrored the start seen in 2016. During the second quarter, however, GDP growth improved to 3.0%, and continued to improve into the third quarter, clocking in at 3.2%.
Arguably the greatest theme in 2017 can be attributed to historically low volatility across markets. The Cboe Volatility Index® (VIX®) index, which is a key measure of market expectations of near-term volatility conveyed by S&P 500® Index option prices, posted the lowest volatility in years. Average volatility in 2017 was 11.09%, while the average from 2004-2017 was significantly higher at 18.49%. This lack of volatility helped pave the way for greater market returns as investors felt confident allocating capital to riskier assets. As the year came to a close, republican-controlled Washington made strides in passing much anticipated tax reform, which sent markets soaring on the anticipation of a significantly lower corporate tax rate, effectively moving from 35% to 21%, as well as broad-based tax cuts for individual taxpayers. Investors positioned with heavy equity allocations, regardless of whether domestic or international, saw substantial gains over the entire year, with domestic equities surging in the fourth quarter. 2017 went into the books as a very strong year for both the global economy and global equity markets. However, we caution that it would be unrealistic for investors to expect these types of returns, on average, in the longer-term.
For the annual period ended December 31, 2017, the Great-West SecureFoundation® Lifetime 2030 Fund (Investor Class shares) returned 14.32% relative to 20.99% for the Wilshire 5000 Index and 3.54% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.67% (composite benchmark return was 14.99%). The underperformance was primarily driven by the operating expenses of the Fund and its underlying funds (the composite does not have expenses) in addition to any fair value adjustments.
The views and opinions in this report were current as of December 31, 2017 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period January 31, 2011 (inception) through December 31, 2011.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced quarterly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Service Class and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2017
	One Year	Five Year	Since Inception(a)
Investor Class	14.32%	9.12%	7.88%
Service Class	14.24%	9.02%	7.80%
Class L	14.17%	8.90%	7.72%
(a) The Fund's inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2017
Asset Class	Percentage of Fund Investments
Bond	32.54%
Large Cap Equity	23.75
International Equity	22.11
Mid Cap Equity	10.23
Small Cap Equity	6.53
Fixed Interest Contract	4.84
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/17)	(12/31/17)	(07/01/17 – 12/31/17)
Investor Class
Actual	$1,000.00	$1,069.10	$3.08
Hypothetical (5% return before expenses)	$1,000.00	$1,022.20	$3.01
Service Class
Actual	$1,000.00	$1,068.30	$3.60
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.52
Class L
Actual	$1,000.00	$1,068.30	$4.17
Hypothetical (5% return before expenses)	$1,000.00	$1,021.20	$4.08
* Expenses are equal to the Fund's annualized expense ratio of 0.59% for the Investor Class shares, 0.69% for the Service Class shares and 0.80% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.15%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2035 Fund
Management Discussion
2017 was marked by some of the lowest overall market volatility that we’ve seen in years. Globally, equity markets posted strong returns while fixed income continued to trend upward despite the prevailing low yield environment. International equity markets roared back after three years of lackluster returns, and emerging markets posted their strongest performance since 2009. Fixed Income realized modest returns over the year, but was largely overshadowed by riskier asset classes as equities attracted investors on the expectations of broad tax reform, coupled with strong earnings growth expectations.
The first quarter started with domestic equities continuing their upward climb as a result of the 2016 U.S. Presidential election tailwinds. As the year progressed, broad equity markets continued to reach new highs and continually set records along the way. With respect to style tilts, growth stocks outperformed value stocks, continuing a trend persistent throughout 2017. As of December 31, 2017, the Russell 1000® Growth Index has outperformed the Russell 1000® Value Index across 1-, 3-, 5-, and 10-year trailing periods. In similar fashion, the Russell 2000® Growth Index outperformed the Russell 2000® Value Index across the same time periods. However, in contrast to 2016, where small cap stocks provided the most impressive returns, large-cap stocks outperformed in 2017. The S&P 500® Index continued to hit record highs in 2017 and ended the year up 21.83%, as a result of continued upward-trending indicators of economic growth in the U.S., capped by a large surge in the fourth quarter due to the passage of tax reform by congress. The MSCI EAFE® Index, which tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, returned 25.03% as global growth accelerated. The MSCI Emerging Markets® Index, which tracks returns of companies domiciled in emerging markets countries across Eastern Europe, Latin America, Asia, and Africa/Middle East regions, ended the year up 37.28%. The asset class advanced with a strong first quarter thanks to firm economic data in Asia, and diminished concerns over potential U.S. trade policy changes. On the fixed income side, the Bloomberg Barclays US Aggregate Bond Index ended the year up 3.54%, posting modest gains over every quarter.
Over the course of the year, the U.S. Treasury yield curve flattened significantly, as short term yields shifted upward while longer-dated Treasuries fell. The shift occurred most noticeably in the second half of the year, when 1-month T-Bills rose from 0.84% to 1.28% as the yields adjusted to the U.S. Federal Reserve’s rate decisions, and the 30-year fell from 2.84% to 2.74%. Although the curve has flattened materially, it is not yet approaching an inverted position where short-term rates are higher than long-term rates. An inverted yield curve has often served as a harbinger of an upcoming economic recession.
The 10-year Treasury yield began the year at 2.45%, and ended the year 0.05% lower at 2.40%. After initially holding steady and even climbing in the first quarter, yields dipped to as low as 2.05% in September reflecting the low inflation prints and despite several Federal Reserve rate hikes that occurred during the year. However, by the end of the year rates recovered to slightly below where they were at the beginning of the year.
The Federal Reserve raised their widely-watched Federal Funds Rate three times in 2017, as economic conditions continued to show improve in the U.S. These rate hikes were enacted even though inflation remained stubbornly below the Federal Reserve’s stated target rate of 2%. At the end of the year, the Federal Funds target range was 1.25% - 1.5% following a December rate hike of 0.25%. The Federal Reserve expects inflation to pick up slightly in 2018, with expectations that the headline rate will stabilize at around 2%. With Jerome Powell’s recent confirmation as Federal Reserve Chairman, we expect the Federal Reserve to follow a path similar to what we have seen under former chair Janet Yellen. The Federal Reserve has emphasized that it will continue to remain data dependent in its rate decisions.
After brief divergence in tactical policy moves from the Federal Reserve, the European Central Bank (“ECB”) is moving back in line with the Federal Reserve as they look to end their own quantitative easing program. In October, the ECB announced that they would cut their Asset Purchase Programme by half, reducing the pace from €60 billion to €30 billion. These cuts were driven by the strong and improving economic conditions present in around Europe, where equity markets posted the highest calendar year gains since 2009 in the wake of the recovery of the mortgage crisis. However, the ECB’s signaled confidence in the economy continues to be undermined by a lack of inflation, even as their growth outlook has shifted to a more optimistic tone. Stoking inflation remains a recurring theme in global monetary policy as deflationary pressures have persisted worldwide since the housing and mortgage crisis.
U.S. GDP growth in 2017 started off to a slow pace, but quickly got back on track in the second and third quarters. In the first quarter, GDP came in at 1.2% on an annualized basis, which mirrored the start seen in 2016. During the second quarter, however, GDP growth improved to 3.0%, and continued to improve into the third quarter, clocking in at 3.2%.
Arguably the greatest theme in 2017 can be attributed to historically low volatility across markets. The Cboe Volatility Index® (VIX®) index, which is a key measure of market expectations of near-term volatility conveyed by S&P 500® Index option prices, posted the lowest volatility in years. Average volatility in 2017 was 11.09%, while the average from 2004-2017 was significantly higher at 18.49%. This lack of volatility helped pave the way for greater market returns as investors felt confident allocating capital to riskier assets. As the year came to a close, republican-controlled Washington made strides in passing much anticipated tax reform, which sent markets soaring on the anticipation of a significantly lower corporate tax rate, effectively moving from 35% to 21%, as well as broad-based tax cuts for individual taxpayers. Investors positioned with heavy equity allocations, regardless of whether domestic or international, saw substantial gains over the entire year, with domestic equities surging in the fourth quarter. 2017 went into the books as a very strong year for both the global economy and global equity markets. However, we caution that it would be unrealistic for investors to expect these types of returns, on average, in the longer-term.
For the annual period ended December 31, 2017, the Great-West SecureFoundation® Lifetime 2035 Fund (Investor Class shares) returned 16.80% relative to 20.99% for the Wilshire 5000 Index and 3.54% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.54% (composite benchmark return was 17.34%). The underperformance was primarily driven by the operating expenses of the Fund and its underlying funds (the composite does not have expenses) in addition to any fair value adjustments.
The views and opinions in this report were current as of December 31, 2017 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

30,000
25,000
20,000
15,000
10,000
5,000
11/13/2009
12/31/2009
12/31/2010
12/31/2011
12/31/2012
12/21/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
Fund (Investor Class)
Composite Index
Wilshire 5000 Index
Bloomberg Barclays U.S. Aggregate Bond Index

Year	Fund (Investor Class)	Composite Index**	Wilshire 5000 Index	Bloomberg Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2009*	10,115.00	10,250.66	10,341.00	9,953.00
2010	11,264.06	11,635.07	12,115.52	10,603.93
2011	10,914.88	11,352.64	12,234.25	11,435.27
2012	12,509.54	13,060.37	14,199.07	11,916.70
2013	15,299.52	16,109.27	18,893.45	11,675.54
2014	16,119.09	17,105.74	21,295.13	12,372.07
2015	15,889.19	16,969.20	21,436.93	12,440.11
2016	17,365.29	18,654.24	24,303.04	12,769.46
2017	20,282.66	21,888.54	29,404.20	13,221.73

*For the period November 13, 2009 (inception) through December 31, 2009.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced quarterly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Service Class and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2017
	One Year	Five Year	Since Inception(a)(b)
Investor Class	16.80%	10.15%	9.09%
Service Class	16.60%	10.04%	9.01%
Class L	16.63%	10.00%	8.46%
(a) Investor and Service Class inception date was November 13, 2009.
(b) Class L inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2017
Asset Class	Percentage of Fund Investments
Large Cap Equity	27.51%
International Equity	27.03
Bond	23.00
Mid Cap Equity	11.80
Small Cap Equity	8.15
Fixed Interest Contract	2.51
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/17)	(12/31/17)	(07/01/17 – 12/31/17)
Investor Class
Actual	$1,000.00	$1,080.50	$3.20
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$3.11
Service Class
Actual	$1,000.00	$1,080.10	$3.72
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$3.62
Class L
Actual	$1,000.00	$1,080.10	$3.67
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.57
* Expenses are equal to the Fund's annualized expense ratio of 0.61% for the Investor Class shares, 0.71% for the Service Class shares and 0.70% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.16%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2040 Fund
Management Discussion
2017 was marked by some of the lowest overall market volatility that we’ve seen in years. Globally, equity markets posted strong returns while fixed income continued to trend upward despite the prevailing low yield environment. International equity markets roared back after three years of lackluster returns, and emerging markets posted their strongest performance since 2009. Fixed Income realized modest returns over the year, but was largely overshadowed by riskier asset classes as equities attracted investors on the expectations of broad tax reform, coupled with strong earnings growth expectations.
The first quarter started with domestic equities continuing their upward climb as a result of the 2016 U.S. Presidential election tailwinds. As the year progressed, broad equity markets continued to reach new highs and continually set records along the way. With respect to style tilts, growth stocks outperformed value stocks, continuing a trend persistent throughout 2017. As of December 31, 2017, the Russell 1000® Growth Index has outperformed the Russell 1000® Value Index across 1-, 3-, 5-, and 10-year trailing periods. In similar fashion, the Russell 2000® Growth Index outperformed the Russell 2000® Value Index across the same time periods. However, in contrast to 2016, where small cap stocks provided the most impressive returns, large-cap stocks outperformed in 2017. The S&P 500® Index continued to hit record highs in 2017 and ended the year up 21.83%, as a result of continued upward-trending indicators of economic growth in the U.S., capped by a large surge in the fourth quarter due to the passage of tax reform by congress. The MSCI EAFE® Index, which tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, returned 25.03% as global growth accelerated. The MSCI Emerging Markets® Index, which tracks returns of companies domiciled in emerging markets countries across Eastern Europe, Latin America, Asia, and Africa/Middle East regions, ended the year up 37.28%. The asset class advanced with a strong first quarter thanks to firm economic data in Asia, and diminished concerns over potential U.S. trade policy changes. On the fixed income side, the Bloomberg Barclays US Aggregate Bond Index ended the year up 3.54%, posting modest gains over every quarter.
Over the course of the year, the U.S. Treasury yield curve flattened significantly, as short term yields shifted upward while longer-dated Treasuries fell. The shift occurred most noticeably in the second half of the year, when 1-month T-Bills rose from 0.84% to 1.28% as the yields adjusted to the U.S. Federal Reserve’s rate decisions, and the 30-year fell from 2.84% to 2.74%. Although the curve has flattened materially, it is not yet approaching an inverted position where short-term rates are higher than long-term rates. An inverted yield curve has often served as a harbinger of an upcoming economic recession.
The 10-year Treasury yield began the year at 2.45%, and ended the year 0.05% lower at 2.40%. After initially holding steady and even climbing in the first quarter, yields dipped to as low as 2.05% in September reflecting the low inflation prints and despite several Federal Reserve rate hikes that occurred during the year. However, by the end of the year rates recovered to slightly below where they were at the beginning of the year.
The Federal Reserve raised their widely-watched Federal Funds Rate three times in 2017, as economic conditions continued to show improve in the U.S. These rate hikes were enacted even though inflation remained stubbornly below the Federal Reserve’s stated target rate of 2%. At the end of the year, the Federal Funds target range was 1.25% - 1.5% following a December rate hike of 0.25%. The Federal Reserve expects inflation to pick up slightly in 2018, with expectations that the headline rate will stabilize at around 2%. With Jerome Powell’s recent confirmation as Federal Reserve Chairman, we expect the Federal Reserve to follow a path similar to what we have seen under former chair Janet Yellen. The Federal Reserve has emphasized that it will continue to remain data dependent in its rate decisions.
After brief divergence in tactical policy moves from the Federal Reserve, the European Central Bank (“ECB”) is moving back in line with the Federal Reserve as they look to end their own quantitative easing program. In October, the ECB announced that they would cut their Asset Purchase Programme by half, reducing the pace from €60 billion to €30 billion. These cuts were driven by the strong and improving economic conditions present in around Europe, where equity markets posted the highest calendar year gains since 2009 in the wake of the recovery of the mortgage crisis. However, the ECB’s signaled confidence in the economy continues to be undermined by a lack of inflation, even as their growth outlook has shifted to a more optimistic tone. Stoking inflation remains a recurring theme in global monetary policy as deflationary pressures have persisted worldwide since the housing and mortgage crisis.
U.S. GDP growth in 2017 started off to a slow pace, but quickly got back on track in the second and third quarters. In the first quarter, GDP came in at 1.2% on an annualized basis, which mirrored the start seen in 2016. During the second quarter, however, GDP growth improved to 3.0%, and continued to improve into the third quarter, clocking in at 3.2%.
Arguably the greatest theme in 2017 can be attributed to historically low volatility across markets. The Cboe Volatility Index® (VIX®) index, which is a key measure of market expectations of near-term volatility conveyed by S&P 500® Index option prices, posted the lowest volatility in years. Average volatility in 2017 was 11.09%, while the average from 2004-2017 was significantly higher at 18.49%. This lack of volatility helped pave the way for greater market returns as investors felt confident allocating capital to riskier assets. As the year came to a close, republican-controlled Washington made strides in passing much anticipated tax reform, which sent markets soaring on the anticipation of a significantly lower corporate tax rate, effectively moving from 35% to 21%, as well as broad-based tax cuts for individual taxpayers. Investors positioned with heavy equity allocations, regardless of whether domestic or international, saw substantial gains over the entire year, with domestic equities surging in the fourth quarter. 2017 went into the books as a very strong year for both the global economy and global equity markets. However, we caution that it would be unrealistic for investors to expect these types of returns, on average, in the longer-term.
For the annual period ended December 31, 2017, the Great-West SecureFoundation® Lifetime 2040 Fund (Investor Class shares) returned 18.60% relative to 20.99% for the Wilshire 5000 Index and 3.54% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.62% (composite benchmark return was 19.22%). The underperformance was primarily driven by the operating expenses of the Fund and its underlying funds (the composite does not have expenses) in addition to any fair value adjustments.
The views and opinions in this report were current as of December 31, 2017 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period January 31, 2011 (inception) through December 31, 2011.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced quarterly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Service Class and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2017
	One Year	Five Year	Since Inception(a)
Investor Class	18.60%	10.73%	9.00%
Service Class	18.54%	10.64%	8.91%
Class L	18.57%	10.73%	9.01%
(a) The Fund's inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2017
Asset Class	Percentage of Fund Investments
International Equity	31.45%
Large Cap Equity	30.06
Bond	14.85
Mid Cap Equity	12.95
Small Cap Equity	9.61
Fixed Interest Contract	1.08
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/17)	(12/31/17)	(07/01/17 – 12/31/17)
Investor Class
Actual	$1,000.00	$1,090.20	$3.27
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$3.16
Service Class
Actual	$1,000.00	$1,090.00	$3.79
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$3.67
Class L
Actual	$1,000.00	$1,090.00	$3.48
Hypothetical (5% return before expenses)	$1,000.00	$1,021.90	$3.36
* Expenses are equal to the Fund's annualized expense ratio of 0.62% for the Investor Class shares, 0.72% for the Service Class shares and 0.66% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.17%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2045 Fund
Management Discussion
2017 was marked by some of the lowest overall market volatility that we’ve seen in years. Globally, equity markets posted strong returns while fixed income continued to trend upward despite the prevailing low yield environment. International equity markets roared back after three years of lackluster returns, and emerging markets posted their strongest performance since 2009. Fixed Income realized modest returns over the year, but was largely overshadowed by riskier asset classes as equities attracted investors on the expectations of broad tax reform, coupled with strong earnings growth expectations.
The first quarter started with domestic equities continuing their upward climb as a result of the 2016 U.S. Presidential election tailwinds. As the year progressed, broad equity markets continued to reach new highs and continually set records along the way. With respect to style tilts, growth stocks outperformed value stocks, continuing a trend persistent throughout 2017. As of December 31, 2017, the Russell 1000® Growth Index has outperformed the Russell 1000® Value Index across 1-, 3-, 5-, and 10-year trailing periods. In similar fashion, the Russell 2000® Growth Index outperformed the Russell 2000® Value Index across the same time periods. However, in contrast to 2016, where small cap stocks provided the most impressive returns, large-cap stocks outperformed in 2017. The S&P 500® Index continued to hit record highs in 2017 and ended the year up 21.83%, as a result of continued upward-trending indicators of economic growth in the U.S., capped by a large surge in the fourth quarter due to the passage of tax reform by congress. The MSCI EAFE® Index, which tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, returned 25.03% as global growth accelerated. The MSCI Emerging Markets® Index, which tracks returns of companies domiciled in emerging markets countries across Eastern Europe, Latin America, Asia, and Africa/Middle East regions, ended the year up 37.28%. The asset class advanced with a strong first quarter thanks to firm economic data in Asia, and diminished concerns over potential U.S. trade policy changes. On the fixed income side, the Bloomberg Barclays US Aggregate Bond Index ended the year up 3.54%, posting modest gains over every quarter.
Over the course of the year, the U.S. Treasury yield curve flattened significantly, as short term yields shifted upward while longer-dated Treasuries fell. The shift occurred most noticeably in the second half of the year, when 1-month T-Bills rose from 0.84% to 1.28% as the yields adjusted to the U.S. Federal Reserve’s rate decisions, and the 30-year fell from 2.84% to 2.74%. Although the curve has flattened materially, it is not yet approaching an inverted position where short-term rates are higher than long-term rates. An inverted yield curve has often served as a harbinger of an upcoming economic recession.
The 10-year Treasury yield began the year at 2.45%, and ended the year 0.05% lower at 2.40%. After initially holding steady and even climbing in the first quarter, yields dipped to as low as 2.05% in September reflecting the low inflation prints and despite several Federal Reserve rate hikes that occurred during the year. However, by the end of the year rates recovered to slightly below where they were at the beginning of the year.
The Federal Reserve raised their widely-watched Federal Funds Rate three times in 2017, as economic conditions continued to show improve in the U.S. These rate hikes were enacted even though inflation remained stubbornly below the Federal Reserve’s stated target rate of 2%. At the end of the year, the Federal Funds target range was 1.25% - 1.5% following a December rate hike of 0.25%. The Federal Reserve expects inflation to pick up slightly in 2018, with expectations that the headline rate will stabilize at around 2%. With Jerome Powell’s recent confirmation as Federal Reserve Chairman, we expect the Federal Reserve to follow a path similar to what we have seen under former chair Janet Yellen. The Federal Reserve has emphasized that it will continue to remain data dependent in its rate decisions.
After brief divergence in tactical policy moves from the Federal Reserve, the European Central Bank (“ECB”) is moving back in line with the Federal Reserve as they look to end their own quantitative easing program. In October, the ECB announced that they would cut their Asset Purchase Programme by half, reducing the pace from €60 billion to €30 billion. These cuts were driven by the strong and improving economic conditions present in around Europe, where equity markets posted the highest calendar year gains since 2009 in the wake of the recovery of the mortgage crisis. However, the ECB’s signaled confidence in the economy continues to be undermined by a lack of inflation, even as their growth outlook has shifted to a more optimistic tone. Stoking inflation remains a recurring theme in global monetary policy as deflationary pressures have persisted worldwide since the housing and mortgage crisis.
U.S. GDP growth in 2017 started off to a slow pace, but quickly got back on track in the second and third quarters. In the first quarter, GDP came in at 1.2% on an annualized basis, which mirrored the start seen in 2016. During the second quarter, however, GDP growth improved to 3.0%, and continued to improve into the third quarter, clocking in at 3.2%.
Arguably the greatest theme in 2017 can be attributed to historically low volatility across markets. The Cboe Volatility Index® (VIX®) index, which is a key measure of market expectations of near-term volatility conveyed by S&P 500® Index option prices, posted the lowest volatility in years. Average volatility in 2017 was 11.09%, while the average from 2004-2017 was significantly higher at 18.49%. This lack of volatility helped pave the way for greater market returns as investors felt confident allocating capital to riskier assets. As the year came to a close, republican-controlled Washington made strides in passing much anticipated tax reform, which sent markets soaring on the anticipation of a significantly lower corporate tax rate, effectively moving from 35% to 21%, as well as broad-based tax cuts for individual taxpayers. Investors positioned with heavy equity allocations, regardless of whether domestic or international, saw substantial gains over the entire year, with domestic equities surging in the fourth quarter. 2017 went into the books as a very strong year for both the global economy and global equity markets. However, we caution that it would be unrealistic for investors to expect these types of returns, on average, in the longer-term.
For the annual period ended December 31, 2017, the Great-West SecureFoundation® Lifetime 2045 Fund (Investor Class shares) returned 19.65% relative to 20.99% for the Wilshire 5000 Index and 3.54% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.64% (composite benchmark return was 20.29%). The underperformance was primarily driven by the operating expenses of the Fund and its underlying funds (the composite does not have expenses) in addition to any fair value adjustments.
The views and opinions in this report were current as of December 31, 2017 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

30,000
25,000
20,000
15,000
10,000
5,000
11/13/2009
12/31/2009
12/31/2010
12/31/2011
12/31/2012
12/21/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
Fund (Investor Class)
Composite Index
Wilshire 5000 Index
Bloomberg Barclays U.S. Aggregate Bond Index

Year	Fund (Investor Class)	Composite Index**	Wilshire 5000 Index	Bloomberg Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2009*	10,160.00	10,258.75	10,341.00	9,953.00
2010	11,319.26	11,671.13	12,115.52	10,603.93
2011	10,871.01	11,280.55	12,234.25	11,435.27
2012	12,565.80	13,073.72	14,199.07	11,916.70
2013	15,558.44	16,326.54	18,893.45	11,675.54
2014	16,292.48	17,253.95	21,295.13	12,372.07
2015	15,977.46	17,032.34	21,436.93	12,440.11
2016	17,640.71	18,914.41	24,303.04	12,769.46
2017	21,107.11	22,752.60	29,404.20	13,221.73

*For the period November 13, 2009 (inception) through December 31, 2009.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced quarterly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Service Class and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2017
	One Year	Five Year	Since Inception(a)(b)
Investor Class	19.65%	10.93%	9.58%
Service Class	19.63%	10.83%	9.48%
Class L	19.51%	10.83%	9.05%
(a) Investor and Service Class inception date was November 13, 2009.
(b) Class L inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2017
Asset Class	Percentage of Fund Investments
International Equity	34.46%
Large Cap Equity	31.03
Mid Cap Equity	13.32
Small Cap Equity	10.62
Bond	10.17
Fixed Interest Contract	0.40
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/17)	(12/31/17)	(07/01/17 – 12/31/17)
Investor Class
Actual	$1,000.00	$1,095.10	$3.27
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$3.16
Service Class
Actual	$1,000.00	$1,095.50	$3.80
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$3.67
Class L
Actual	$1,000.00	$1,094.30	$4.33
Hypothetical (5% return before expenses)	$1,000.00	$1,021.10	$4.18
* Expenses are equal to the Fund's annualized expense ratio of 0.62% for the Investor Class shares, 0.72% for the Service Class shares and 0.82% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.17%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2050 Fund
Management Discussion
2017 was marked by some of the lowest overall market volatility that we’ve seen in years. Globally, equity markets posted strong returns while fixed income continued to trend upward despite the prevailing low yield environment. International equity markets roared back after three years of lackluster returns, and emerging markets posted their strongest performance since 2009. Fixed Income realized modest returns over the year, but was largely overshadowed by riskier asset classes as equities attracted investors on the expectations of broad tax reform, coupled with strong earnings growth expectations.
The first quarter started with domestic equities continuing their upward climb as a result of the 2016 U.S. Presidential election tailwinds. As the year progressed, broad equity markets continued to reach new highs and continually set records along the way. With respect to style tilts, growth stocks outperformed value stocks, continuing a trend persistent throughout 2017. As of December 31, 2017, the Russell 1000® Growth Index has outperformed the Russell 1000® Value Index across 1-, 3-, 5-, and 10-year trailing periods. In similar fashion, the Russell 2000® Growth Index outperformed the Russell 2000® Value Index across the same time periods. However, in contrast to 2016, where small cap stocks provided the most impressive returns, large-cap stocks outperformed in 2017. The S&P 500® Index continued to hit record highs in 2017 and ended the year up 21.83%, as a result of continued upward-trending indicators of economic growth in the U.S., capped by a large surge in the fourth quarter due to the passage of tax reform by congress. The MSCI EAFE® Index, which tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, returned 25.03% as global growth accelerated. The MSCI Emerging Markets® Index, which tracks returns of companies domiciled in emerging markets countries across Eastern Europe, Latin America, Asia, and Africa/Middle East regions, ended the year up 37.28%. The asset class advanced with a strong first quarter thanks to firm economic data in Asia, and diminished concerns over potential U.S. trade policy changes. On the fixed income side, the Bloomberg Barclays US Aggregate Bond Index ended the year up 3.54%, posting modest gains over every quarter.
Over the course of the year, the U.S. Treasury yield curve flattened significantly, as short term yields shifted upward while longer-dated Treasuries fell. The shift occurred most noticeably in the second half of the year, when 1-month T-Bills rose from 0.84% to 1.28% as the yields adjusted to the U.S. Federal Reserve’s rate decisions, and the 30-year fell from 2.84% to 2.74%. Although the curve has flattened materially, it is not yet approaching an inverted position where short-term rates are higher than long-term rates. An inverted yield curve has often served as a harbinger of an upcoming economic recession.
The 10-year Treasury yield began the year at 2.45%, and ended the year 0.05% lower at 2.40%. After initially holding steady and even climbing in the first quarter, yields dipped to as low as 2.05% in September reflecting the low inflation prints and despite several Federal Reserve rate hikes that occurred during the year. However, by the end of the year rates recovered to slightly below where they were at the beginning of the year.
The Federal Reserve raised their widely-watched Federal Funds Rate three times in 2017, as economic conditions continued to show improve in the U.S. These rate hikes were enacted even though inflation remained stubbornly below the Federal Reserve’s stated target rate of 2%. At the end of the year, the Federal Funds target range was 1.25% - 1.5% following a December rate hike of 0.25%. The Federal Reserve expects inflation to pick up slightly in 2018, with expectations that the headline rate will stabilize at around 2%. With Jerome Powell’s recent confirmation as Federal Reserve Chairman, we expect the Federal Reserve to follow a path similar to what we have seen under former chair Janet Yellen. The Federal Reserve has emphasized that it will continue to remain data dependent in its rate decisions.
After brief divergence in tactical policy moves from the Federal Reserve, the European Central Bank (“ECB”) is moving back in line with the Federal Reserve as they look to end their own quantitative easing program. In October, the ECB announced that they would cut their Asset Purchase Programme by half, reducing the pace from €60 billion to €30 billion. These cuts were driven by the strong and improving economic conditions present in around Europe, where equity markets posted the highest calendar year gains since 2009 in the wake of the recovery of the mortgage crisis. However, the ECB’s signaled confidence in the economy continues to be undermined by a lack of inflation, even as their growth outlook has shifted to a more optimistic tone. Stoking inflation remains a recurring theme in global monetary policy as deflationary pressures have persisted worldwide since the housing and mortgage crisis.
U.S. GDP growth in 2017 started off to a slow pace, but quickly got back on track in the second and third quarters. In the first quarter, GDP came in at 1.2% on an annualized basis, which mirrored the start seen in 2016. During the second quarter, however, GDP growth improved to 3.0%, and continued to improve into the third quarter, clocking in at 3.2%.
Arguably the greatest theme in 2017 can be attributed to historically low volatility across markets. The Cboe Volatility Index® (VIX®) index, which is a key measure of market expectations of near-term volatility conveyed by S&P 500® Index option prices, posted the lowest volatility in years. Average volatility in 2017 was 11.09%, while the average from 2004-2017 was significantly higher at 18.49%. This lack of volatility helped pave the way for greater market returns as investors felt confident allocating capital to riskier assets. As the year came to a close, republican-controlled Washington made strides in passing much anticipated tax reform, which sent markets soaring on the anticipation of a significantly lower corporate tax rate, effectively moving from 35% to 21%, as well as broad-based tax cuts for individual taxpayers. Investors positioned with heavy equity allocations, regardless of whether domestic or international, saw substantial gains over the entire year, with domestic equities surging in the fourth quarter. 2017 went into the books as a very strong year for both the global economy and global equity markets. However, we caution that it would be unrealistic for investors to expect these types of returns, on average, in the longer-term.
For the annual period ended December 31, 2017, the Great-West SecureFoundation® Lifetime 2050 Fund (Investor Class shares) returned 20.14% relative to 20.99% for the Wilshire 5000 Index and 3.54% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.57% (composite benchmark return was 20.71%). The underperformance was primarily driven by the operating expenses of the Fund and its underlying funds (the composite does not have expenses) in addition to any fair value adjustments.
The views and opinions in this report were current as of December 31, 2017 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
*For the period January 31, 2011 (inception) through December 31, 2011.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced quarterly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Service Class and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2017
	One Year	Five Year	Since Inception(a)
Investor Class	20.14%	10.90%	9.07%
Service Class	20.00%	10.78%	8.95%
Class L	20.01%	10.86%	9.03%
(a) The Fund's inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2017
Asset Class	Percentage of Fund Investments
International Equity	36.10%
Large Cap Equity	30.58
Mid Cap Equity	13.18
Small Cap Equity	11.29
Bond	8.62
Fixed Interest Contract	0.23
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/17)	(12/31/17)	(07/01/17 – 12/31/17)
Investor Class
Actual	$1,000.00	$1,097.80	$3.28
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$3.16
Service Class
Actual	$1,000.00	$1,096.10	$3.75
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$3.62
Class L
Actual	$1,000.00	$1,096.60	$3.70
Hypothetical (5% return before expenses)	$1,000.00	$1,021.70	$3.57
* Expenses are equal to the Fund's annualized expense ratio of 0.62% for the Investor Class shares, 0.71% for the Service Class shares and 0.70% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.17%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

Great-West SecureFoundation® Lifetime 2055 Fund
Management Discussion
2017 was marked by some of the lowest overall market volatility that we’ve seen in years. Globally, equity markets posted strong returns while fixed income continued to trend upward despite the prevailing low yield environment. International equity markets roared back after three years of lackluster returns, and emerging markets posted their strongest performance since 2009. Fixed Income realized modest returns over the year, but was largely overshadowed by riskier asset classes as equities attracted investors on the expectations of broad tax reform, coupled with strong earnings growth expectations.
The first quarter started with domestic equities continuing their upward climb as a result of the 2016 U.S. Presidential election tailwinds. As the year progressed, broad equity markets continued to reach new highs and continually set records along the way. With respect to style tilts, growth stocks outperformed value stocks, continuing a trend persistent throughout 2017. As of December 31, 2017, the Russell 1000® Growth Index has outperformed the Russell 1000® Value Index across 1-, 3-, 5-, and 10-year trailing periods. In similar fashion, the Russell 2000® Growth Index outperformed the Russell 2000® Value Index across the same time periods. However, in contrast to 2016, where small cap stocks provided the most impressive returns, large-cap stocks outperformed in 2017. The S&P 500® Index continued to hit record highs in 2017 and ended the year up 21.83%, as a result of continued upward-trending indicators of economic growth in the U.S., capped by a large surge in the fourth quarter due to the passage of tax reform by congress. The MSCI EAFE® Index, which tracks the returns of non-U.S. developed equity markets, primarily in Western Europe and developed Asia, returned 25.03% as global growth accelerated. The MSCI Emerging Markets® Index, which tracks returns of companies domiciled in emerging markets countries across Eastern Europe, Latin America, Asia, and Africa/Middle East regions, ended the year up 37.28%. The asset class advanced with a strong first quarter thanks to firm economic data in Asia, and diminished concerns over potential U.S. trade policy changes. On the fixed income side, the Bloomberg Barclays US Aggregate Bond Index ended the year up 3.54%, posting modest gains over every quarter.
Over the course of the year, the U.S. Treasury yield curve flattened significantly, as short term yields shifted upward while longer-dated Treasuries fell. The shift occurred most noticeably in the second half of the year, when 1-month T-Bills rose from 0.84% to 1.28% as the yields adjusted to the U.S. Federal Reserve’s rate decisions, and the 30-year fell from 2.84% to 2.74%. Although the curve has flattened materially, it is not yet approaching an inverted position where short-term rates are higher than long-term rates. An inverted yield curve has often served as a harbinger of an upcoming economic recession.
The 10-year Treasury yield began the year at 2.45%, and ended the year 0.05% lower at 2.40%. After initially holding steady and even climbing in the first quarter, yields dipped to as low as 2.05% in September reflecting the low inflation prints and despite several Federal Reserve rate hikes that occurred during the year. However, by the end of the year rates recovered to slightly below where they were at the beginning of the year.
The Federal Reserve raised their widely-watched Federal Funds Rate three times in 2017, as economic conditions continued to show improve in the U.S. These rate hikes were enacted even though inflation remained stubbornly below the Federal Reserve’s stated target rate of 2%. At the end of the year, the Federal Funds target range was 1.25% - 1.5% following a December rate hike of 0.25%. The Federal Reserve expects inflation to pick up slightly in 2018, with expectations that the headline rate will stabilize at around 2%. With Jerome Powell’s recent confirmation as Federal Reserve Chairman, we expect the Federal Reserve to follow a path similar to what we have seen under former chair Janet Yellen. The Federal Reserve has emphasized that it will continue to remain data dependent in its rate decisions.
After brief divergence in tactical policy moves from the Federal Reserve, the European Central Bank (“ECB”) is moving back in line with the Federal Reserve as they look to end their own quantitative easing program. In October, the ECB announced that they would cut their Asset Purchase Programme by half, reducing the pace from €60 billion to €30 billion. These cuts were driven by the strong and improving economic conditions present in around Europe, where equity markets posted the highest calendar year gains since 2009 in the wake of the recovery of the mortgage crisis. However, the ECB’s signaled confidence in the economy continues to be undermined by a lack of inflation, even as their growth outlook has shifted to a more optimistic tone. Stoking inflation remains a recurring theme in global monetary policy as deflationary pressures have persisted worldwide since the housing and mortgage crisis.
U.S. GDP growth in 2017 started off to a slow pace, but quickly got back on track in the second and third quarters. In the first quarter, GDP came in at 1.2% on an annualized basis, which mirrored the start seen in 2016. During the second quarter, however, GDP growth improved to 3.0%, and continued to improve into the third quarter, clocking in at 3.2%.
Arguably the greatest theme in 2017 can be attributed to historically low volatility across markets. The Cboe Volatility Index® (VIX®) index, which is a key measure of market expectations of near-term volatility conveyed by S&P 500® Index option prices, posted the lowest volatility in years. Average volatility in 2017 was 11.09%, while the average from 2004-2017 was significantly higher at 18.49%. This lack of volatility helped pave the way for greater market returns as investors felt confident allocating capital to riskier assets. As the year came to a close, republican-controlled Washington made strides in passing much anticipated tax reform, which sent markets soaring on the anticipation of a significantly lower corporate tax rate, effectively moving from 35% to 21%, as well as broad-based tax cuts for individual taxpayers. Investors positioned with heavy equity allocations, regardless of whether domestic or international, saw substantial gains over the entire year, with domestic equities surging in the fourth quarter. 2017 went into the books as a very strong year for both the global economy and global equity markets. However, we caution that it would be unrealistic for investors to expect these types of returns, on average, in the longer-term.
For the annual period ended December 31, 2017, the Great-West SecureFoundation® Lifetime 2055 Fund (Investor Class shares) returned 20.34% relative to 20.99% for the Wilshire 5000 Index and 3.54% for the Bloomberg Barclays U.S. Aggregate Bond Index. The Fund lagged its composite benchmark by 0.61% (composite benchmark return was 20.95%). The underperformance was primarily driven by the operating expenses of the Fund and its underlying funds (the composite does not have expenses) in addition to any fair value adjustments.
The views and opinions in this report were current as of December 31, 2017 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000
This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

30,000
25,000
20,000
15,000
10,000
5,000
11/13/2009
12/31/2009
12/31/2010
12/31/2011
12/31/2012
12/21/2013
12/31/2014
12/31/2015
12/31/2016
12/31/2017
Fund (Investor Class)
Composite Index
Wilshire 5000 Index
Bloomberg Barclays U.S. Aggregate Bond Index

Year	Fund (Investor Class)	Composite Index**	Wilshire 5000 Index	Bloomberg Barclays U.S. Aggregate Bond Index
	10,000.00	10,000.00	10,000.00	10,000.00
2009*	10,148.00	10,256.94	10,341.00	9,953.00
2010	11,286.61	11,660.92	12,115.52	10,603.93
2011	10,787.74	11,205.81	12,234.25	11,435.27
2012	12,484.65	13,004.74	14,199.07	11,916.70
2013	15,377.02	16,158.58	18,893.45	11,675.54
2014	16,030.09	16,993.67	21,295.13	12,372.07
2015	15,664.80	16,716.21	21,436.93	12,440.11
2016	17,312.73	18,581.73	24,303.04	12,769.46
2017	20,834.14	22,475.17	29,404.20	13,221.73

*For the period November 13, 2009 (inception) through December 31, 2009.
**The composite index is derived by applying the Fund’s target asset allocation to the following benchmarks and is rebalanced quarterly to account for the Fund’s target asset allocations: for large capitalization U.S. stocks, the S&P 500® Index; for middle capitalization U.S. stocks, the S&P Mid Cap 400® Index; for small capitalization U.S. stocks, the S&P Small Cap 600® Index; for international stocks, the MSCI EAFE Index and the MSCI Emerging Markets Index; and for U.S. bonds, the Bloomberg Barclays U.S. Aggregate Bond Index and the Bloomberg Barclays 1-3 Year Credit Bond Index. The composite index in shareholder reports prior to December 31, 2013 and after June 2016 were not rebalanced monthly, and as a result, returns for the composite index would have been different.

Note: Performance for the Service Class and Class L shares may vary due to their differing fee structure. See returns table below.
Average Annual Total Returns for the Periods Ended December 31, 2017
	One Year	Five Year	Since Inception(a)(b)
Investor Class	20.34%	10.78%	9.40%
Service Class	20.23%	10.66%	9.30%
Class L	20.25%	10.76%	8.94%
(a) Investor and Service Class inception date was November 13, 2009.
(b) Class L inception date was January 31, 2011.
Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.
Summary of Investments by Asset Class as of December 31, 2017
Asset Class	Percentage of Fund Investments
International Equity	37.32%
Large Cap Equity	29.83
Mid Cap Equity	12.86
Small Cap Equity	11.78
Bond	8.00
Fixed Interest Contract	0.21
Total	100.00%
Shareholder Expense Example
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 to December 31, 2017).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(07/01/17)	(12/31/17)	(07/01/17 – 12/31/17)
Investor Class
Actual	$1,000.00	$1,098.70	$3.23
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$3.11
Service Class
Actual	$1,000.00	$1,097.60	$3.75
Hypothetical (5% return before expenses)	$1,000.00	$1,021.60	$3.62
Class L
Actual	$1,000.00	$1,097.20	$3.54
Hypothetical (5% return before expenses)	$1,000.00	$1,021.80	$3.41
* Expenses are equal to the Fund's annualized expense ratio of 0.61% for the Investor Class shares, 0.71% for the Service Class shares and 0.67% for the Class L shares, multiplied by the average account value over the period, multiplied by 184/365 days to reflect the one-half year period. The Fund's annualized expense ratio includes expenses borne directly by the class plus the Fund's pro-rata share of the weighted average expense ratio of the underlying funds in which it invests (0.17%).
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2015 FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
BOND MUTUAL FUNDS
3,902,951	Great-West Bond Index Fund Institutional Class(a)	$ 38,014,748

TOTAL BOND MUTUAL FUNDS — 37.55% (Cost $38,509,578)		$ 38,014,748
EQUITY MUTUAL FUNDS
1,402,316	Great-West International Index Fund Institutional Class(a)	14,668,229
1,960,952	Great-West S&P 500® Index Fund Institutional Class(a)	21,903,834
939,588	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	9,405,274
590,829	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,713,313
385,114	Northern Emerging Markets Equity Index Fund	4,952,568

TOTAL EQUITY MUTUAL FUNDS — 55.94% (Cost $48,093,714)		$ 56,643,218
Account Balance		Fair Value
FIXED INTEREST CONTRACT
6,629,191 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 6,629,191

TOTAL FIXED INTEREST CONTRACT — 6.55% (Cost $6,629,191)		$ 6,629,191
TOTAL INVESTMENTS — 100.04% (Cost $93,232,483)		$101,287,157
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (42,704)
TOTAL NET ASSETS — 100.00%		$101,244,453

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits plus accrued interest and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2017.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
BOND MUTUAL FUNDS
3,117,925	Great-West Bond Index Fund Institutional Class(a)	$30,368,587

TOTAL BOND MUTUAL FUNDS — 37.50% (Cost $31,097,010)		$30,368,587
EQUITY MUTUAL FUNDS
1,120,236	Great-West International Index Fund Institutional Class(a)	11,717,664
1,572,151	Great-West S&P 500® Index Fund Institutional Class(a)	17,560,933
752,301	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,530,532
473,275	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,576,572
307,595	Northern Emerging Markets Equity Index Fund	3,955,670

TOTAL EQUITY MUTUAL FUNDS — 55.99% (Cost $40,868,632)		$45,341,371
Account Balance		Fair Value
FIXED INTEREST CONTRACT
5,306,862 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 5,306,862

TOTAL FIXED INTEREST CONTRACT — 6.55% (Cost $5,306,862)		$ 5,306,862
TOTAL INVESTMENTS — 100.04% (Cost $77,272,504)		$81,016,820
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (31,148)
TOTAL NET ASSETS — 100.00%		$80,985,672

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits plus accrued interest and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2017.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
BOND MUTUAL FUNDS
3,167,514	Great-West Bond Index Fund Institutional Class(a)	$30,851,587

TOTAL BOND MUTUAL FUNDS — 37.50% (Cost $31,237,525)		$30,851,587
EQUITY MUTUAL FUNDS
1,137,839	Great-West International Index Fund Institutional Class(a)	11,901,800
1,597,091	Great-West S&P 500® Index Fund Institutional Class(a)	17,839,504
764,092	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	7,648,561
480,519	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	4,646,617
312,405	Northern Emerging Markets Equity Index Fund	4,017,522

TOTAL EQUITY MUTUAL FUNDS — 55.98% (Cost $41,047,654)		$46,054,004
Account Balance		Fair Value
FIXED INTEREST CONTRACT
5,396,122 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 5,396,122

TOTAL FIXED INTEREST CONTRACT — 6.56% (Cost $5,396,122)		$ 5,396,122
TOTAL INVESTMENTS — 100.04% (Cost $77,681,301)		$82,301,713
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (34,297)
TOTAL NET ASSETS — 100.00%		$82,267,416

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits plus accrued interest and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2017.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
BOND MUTUAL FUNDS
3,760,013	Great-West Bond Index Fund Institutional Class(a)	$ 36,622,532

TOTAL BOND MUTUAL FUNDS — 32.55% (Cost $37,393,259)		$ 36,622,532
EQUITY MUTUAL FUNDS
1,762,763	Great-West International Index Fund Institutional Class(a)	18,438,500
2,393,363	Great-West S&P 500® Index Fund Institutional Class(a)	26,733,871
1,150,259	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	11,514,092
759,473	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	7,344,101
501,346	Northern Emerging Markets Equity Index Fund	6,447,311

TOTAL EQUITY MUTUAL FUNDS — 62.65% (Cost $63,916,563)		$ 70,477,875
Account Balance		Fair Value
FIXED INTEREST CONTRACT
5,445,424 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 5,445,424

TOTAL FIXED INTEREST CONTRACT — 4.84% (Cost $5,445,424)		$ 5,445,424
TOTAL INVESTMENTS — 100.04% (Cost $106,755,246)		$112,545,831
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (42,552)
TOTAL NET ASSETS — 100.00%		$112,503,279

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits plus accrued interest and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2017.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
BOND MUTUAL FUNDS
1,651,166	Great-West Bond Index Fund Institutional Class(a)	$16,082,355

TOTAL BOND MUTUAL FUNDS — 23.01% (Cost $16,303,346)		$16,082,355
EQUITY MUTUAL FUNDS
1,322,671	Great-West International Index Fund Institutional Class(a)	13,835,141
1,722,114	Great-West S&P 500® Index Fund Institutional Class(a)	19,236,014
824,668	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	8,254,925
589,066	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	5,696,266
394,169	Northern Emerging Markets Equity Index Fund	5,069,022

TOTAL EQUITY MUTUAL FUNDS — 74.52% (Cost $46,636,266)		$52,091,368
Account Balance		Fair Value
FIXED INTEREST CONTRACT
1,752,676 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 1,752,676

TOTAL FIXED INTEREST CONTRACT — 2.51% (Cost $1,752,676)		$ 1,752,676
TOTAL INVESTMENTS — 100.04% (Cost $64,692,288)		$69,926,399
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (28,229)
TOTAL NET ASSETS — 100.00%		$69,898,170

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits plus accrued interest and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2017.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
BOND MUTUAL FUNDS
1,331,034	Great-West Bond Index Fund Institutional Class(a)	$12,964,277

TOTAL BOND MUTUAL FUNDS — 14.86% (Cost $13,212,223)		$12,964,277
EQUITY MUTUAL FUNDS
1,896,458	Great-West International Index Fund Institutional Class(a)	19,836,949
2,349,272	Great-West S&P 500® Index Fund Institutional Class(a)	26,241,367
1,129,002	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	11,301,314
867,979	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	8,393,353
592,613	Northern Emerging Markets Equity Index Fund	7,621,003

TOTAL EQUITY MUTUAL FUNDS — 84.10% (Cost $67,143,573)		$73,393,986
Account Balance		Fair Value
FIXED INTEREST CONTRACT
940,003 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 940,003

TOTAL FIXED INTEREST CONTRACT — 1.08% (Cost $940,003)		$ 940,003
TOTAL INVESTMENTS — 100.04% (Cost $81,295,799)		$87,298,266
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (33,325)
TOTAL NET ASSETS — 100.00%		$87,264,941

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits plus accrued interest and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2017.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
BOND MUTUAL FUNDS
344,627	Great-West Bond Index Fund Institutional Class(a)	$ 3,356,665

TOTAL BOND MUTUAL FUNDS — 10.17% (Cost $3,406,002)		$ 3,356,665
EQUITY MUTUAL FUNDS
773,245	Great-West International Index Fund Institutional Class(a)	8,088,146
916,801	Great-West S&P 500® Index Fund Institutional Class(a)	10,240,666
439,172	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	4,396,108
362,556	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	3,505,922
255,698	Northern Emerging Markets Equity Index Fund	3,288,271

TOTAL EQUITY MUTUAL FUNDS — 89.47% (Cost $26,477,762)		$29,519,113
Account Balance		Fair Value
FIXED INTEREST CONTRACT
131,838 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 131,838

TOTAL FIXED INTEREST CONTRACT — 0.40% (Cost $131,838)		$ 131,838
TOTAL INVESTMENTS — 100.04% (Cost $30,015,602)		$33,007,616
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (13,597)
TOTAL NET ASSETS — 100.00%		$32,994,019

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits plus accrued interest and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2017.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
BOND MUTUAL FUNDS
212,154	Great-West Bond Index Fund Institutional Class(a)	$ 2,066,379

TOTAL BOND MUTUAL FUNDS — 8.63% (Cost $2,099,145)		$ 2,066,379
EQUITY MUTUAL FUNDS
580,397	Great-West International Index Fund Institutional Class(a)	6,070,948
656,036	Great-West S&P 500® Index Fund Institutional Class(a)	7,327,923
315,635	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	3,159,505
279,723	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	2,704,919
200,793	Northern Emerging Markets Equity Index Fund	2,582,204

TOTAL EQUITY MUTUAL FUNDS — 91.18% (Cost $19,754,396)		$21,845,499
Account Balance		Fair Value
FIXED INTEREST CONTRACT
54,862 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 54,862

TOTAL FIXED INTEREST CONTRACT — 0.23% (Cost $54,862)		$ 54,862
TOTAL INVESTMENTS — 100.04% (Cost $21,908,403)		$23,966,740
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (9,163)
TOTAL NET ASSETS — 100.00%		$23,957,577

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits plus accrued interest and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2017.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND
Schedule of Investments
As of December 31, 2017
Shares		Fair Value
BOND MUTUAL FUNDS
72,723	Great-West Bond Index Fund Institutional Class(a)	$ 708,326

TOTAL BOND MUTUAL FUNDS — 8.00% (Cost $716,475)		$ 708,326
EQUITY MUTUAL FUNDS
218,247	Great-West International Index Fund Institutional Class(a)	2,282,864
236,582	Great-West S&P 500® Index Fund Institutional Class(a)	2,642,618
113,789	Great-West S&P Mid Cap 400® Index Fund Institutional Class(a)	1,139,032
107,916	Great-West S&P Small Cap 600® Index Fund Institutional Class(a)	1,043,544
79,579	Northern Emerging Markets Equity Index Fund	1,023,391

TOTAL EQUITY MUTUAL FUNDS — 91.83% (Cost $7,347,655)		$8,131,449
Account Balance		Fair Value
FIXED INTEREST CONTRACT
18,538 (b)	Great-West Life & Annuity Contract(a) 1.50%(c)	$ 18,538

TOTAL FIXED INTEREST CONTRACT — 0.21% (Cost $18,538)		$ 18,538
TOTAL INVESTMENTS — 100.04% (Cost $8,082,668)		$8,858,313
OTHER ASSETS & LIABILITIES, NET — (0.04)%		$ (3,521)
TOTAL NET ASSETS — 100.00%		$8,854,792

(a)	Issuer is considered an affiliate of the Fund.
(b)	Account Balance and Cost represent net deposits plus accrued interest and approximate fair value.
(c)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at December 31, 2017.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2017
	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund
ASSETS:
Investments at fair value, affiliated(a)	$96,334,589	$77,061,150	$78,284,191
Investments at fair value, unaffiliated(b)	4,952,568	3,955,670	4,017,522
Subscriptions receivable	15,572	117,490	128,140
Receivable for investments sold	20,881	2,062	111,991
Total Assets	101,323,610	81,136,372	82,541,844
LIABILITIES:
Payable for distribution fees	4,886	1,208	3,775
Payable for investments purchased	2,117	107,328	72,447
Payable for shareholder services fees	30,357	24,028	24,500
Payable to investment adviser	7,461	5,912	6,022
Redemptions payable	34,336	12,224	167,684
Total Liabilities	79,157	150,700	274,428
NET ASSETS	$101,244,453	$80,985,672	$82,267,416
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$881,844	$638,215	$696,949
Paid-in capital in excess of par	90,614,469	75,657,196	75,500,638
Net unrealized appreciation	8,054,674	3,744,316	4,620,412
Undistributed net investment income	6,627	-	-
Accumulated net realized gain	1,686,839	945,945	1,449,417
NET ASSETS	$101,244,453	$80,985,672	$82,267,416
NET ASSETS BY CLASS
Investor Class	$57,671,325	$69,396,250	$38,911,493
Service Class	$33,769,831	$9,595,724	$41,911,040
Class L	$9,803,297	$1,993,698	$1,444,883
CAPITAL STOCK:
Authorized
Investor Class	30,000,000	15,000,000	30,000,000
Service Class	30,000,000	5,000,000	30,000,000
Class L	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Investor Class	4,991,692	5,471,560	3,307,702
Service Class	2,875,635	754,575	3,523,258
Class L	951,110	156,011	138,526
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$11.55	$12.68	$11.76
Service Class	$11.74	$12.72	$11.90
Class L	$10.31	$12.78	$10.43
(a) Cost of investments, affiliated	$89,560,740	$74,276,799	$74,567,384
(b) Cost of investments, unaffiliated	$3,671,743	$2,995,705	$3,113,917
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2017
	Great-West SecureFoundation® Lifetime 2030 Fund	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund
ASSETS:
Investments at fair value, affiliated(a)	$106,098,520	$64,857,377	$79,677,263
Investments at fair value, unaffiliated(b)	6,447,311	5,069,022	7,621,003
Subscriptions receivable	19,081	113,163	16,859
Receivable for investments sold	-	88,860	110,936
Total Assets	112,564,912	70,128,422	87,426,061
LIABILITIES:
Payable for distribution fees	741	1,955	475
Payable for investments purchased	10,462	96,375	-
Payable for shareholder services fees	33,239	20,671	25,748
Payable to investment adviser	8,572	5,603	7,102
Redemptions payable	8,619	105,648	127,795
Total Liabilities	61,633	230,252	161,120
NET ASSETS	$112,503,279	$69,898,170	$87,264,941
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$840,931	$538,352	$623,716
Paid-in capital in excess of par	104,114,814	62,628,722	78,734,043
Net unrealized appreciation	5,790,585	5,234,111	6,002,467
Accumulated net realized gain	1,756,949	1,496,985	1,904,715
NET ASSETS	$112,503,279	$69,898,170	$87,264,941
NET ASSETS BY CLASS
Investor Class	$103,561,894	$46,119,363	$81,424,294
Service Class	$8,856,276	$23,750,677	$5,817,956
Class L	$85,109	$28,130	$22,691
CAPITAL STOCK:
Authorized
Investor Class	20,000,000	30,000,000	15,000,000
Service Class	5,000,000	10,000,000	5,000,000
Class L	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Investor Class	7,743,627	3,564,968	5,820,470
Service Class	659,395	1,816,081	415,079
Class L	6,283	2,473	1,607
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.37	$12.94	$13.99
Service Class	$13.43	$13.08	$14.02
Class L	$13.55	$11.37	$14.12
(a) Cost of investments, affiliated	$101,895,275	$60,856,164	$75,299,988
(b) Cost of investments, unaffiliated	$4,859,971	$3,836,124	$5,995,811
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of December 31, 2017
	Great-West SecureFoundation® Lifetime 2045 Fund	Great-West SecureFoundation® Lifetime 2050 Fund	Great-West SecureFoundation® Lifetime 2055 Fund
ASSETS:
Investments at fair value, affiliated(a)	$29,719,345	$21,384,536	$7,834,922
Investments at fair value, unaffiliated(b)	3,288,271	2,582,204	1,023,391
Subscriptions receivable	18,802	10,559	7,517
Receivable for investments sold	-	5,156	163
Total Assets	33,026,418	23,982,455	8,865,993
LIABILITIES:
Payable for distribution fees	1,169	201	246
Payable for investments purchased	6,076	-	1,848
Payable for shareholder services fees	9,747	7,051	2,587
Payable to investment adviser	2,681	1,911	688
Redemptions payable	12,726	15,715	5,832
Total Liabilities	32,399	24,878	11,201
NET ASSETS	$32,994,019	$23,957,577	$8,854,792
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$248,716	$169,121	$65,322
Paid-in capital in excess of par	28,327,032	21,220,406	7,820,711
Net unrealized appreciation	2,992,014	2,058,337	775,645
Undistributed net investment income	516,353	-	48
Accumulated net realized gain	909,904	509,713	193,066
NET ASSETS	$32,994,019	$23,957,577	$8,854,792
NET ASSETS BY CLASS
Investor Class	$18,707,604	$21,481,162	$5,816,772
Service Class	$14,263,666	$2,446,430	$3,015,416
Class L	$22,749	$29,985	$22,604
CAPITAL STOCK:
Authorized
Investor Class	10,000,000	5,000,000	10,000,000
Service Class	10,000,000	5,000,000	10,000,000
Class L	5,000,000	5,000,000	5,000,000
Issued and Outstanding
Investor Class	1,407,500	1,516,366	429,375
Service Class	1,077,669	172,734	221,919
Class L	1,989	2,107	1,930
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$13.29	$14.17	$13.55
Service Class	$13.24	$14.16	$13.59
Class L	$11.44	$14.23	$11.71
(a) Cost of investments, affiliated	$27,476,940	$19,871,685	$7,272,157
(b) Cost of investments, unaffiliated	$2,538,662	$2,036,718	$810,511
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2017
	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund
INVESTMENT INCOME:
Interest, affiliated	$88,481	$67,537	$70,244
Dividends, affiliated	2,317,612	1,805,931	1,861,662
Dividends, unaffiliated	86,623	68,204	69,907
Total Income	2,492,716	1,941,672	2,001,813
EXPENSES:
Management fees	122,833	94,032	97,426
Shareholder services fees – Investor Class	190,389	233,434	126,128
Shareholder services fees – Service Class	132,935	33,941	153,296
Shareholder services fees – Class L	34,946	6,893	4,746
Distribution fees – Service Class	38,100	9,704	43,938
Distribution fees – Class L	25,027	4,918	3,392
Total Expenses	544,230	382,922	428,926
Less amount waived by distributor - Class L	-	40	40
Less management fees waived	31,649	24,178	25,122
Net Expenses	512,581	358,704	403,764
NET INVESTMENT INCOME	1,980,135	1,582,968	1,598,049
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	975,070	180,136	947,251
Net realized gain on investments, unaffiliated	410,753	106,860	214,290
Realized gain distributions received, affiliated	2,248,382	1,785,964	1,818,936
Net Realized Gain	3,634,205	2,072,960	2,980,477
Net change in unrealized appreciation on investments, affiliated	5,593,784	4,725,368	4,183,039
Net change in unrealized appreciation on investments, unaffiliated	1,054,116	999,853	938,440
Net Change in Unrealized Appreciation	6,647,900	5,725,221	5,121,479
Net Realized and Unrealized Gain	10,282,105	7,798,181	8,101,956
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$12,262,240	$9,381,149	$9,700,005
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2017
	Great-West SecureFoundation® Lifetime 2030 Fund	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund
INVESTMENT INCOME:
Interest, affiliated	$60,370	$18,668	$8,257
Dividends, affiliated	2,499,516	1,596,618	1,955,704
Dividends, unaffiliated	110,129	87,297	131,558
Total Income	2,670,015	1,702,583	2,095,519
EXPENSES:
Management fees	126,086	81,666	96,047
Shareholder services fees – Investor Class	336,951	147,122	259,160
Shareholder services fees – Service Class	30,483	90,984	20,910
Shareholder services fees – Class L	329	91	73
Distribution fees – Service Class	8,707	26,075	5,970
Distribution fees – Class L	231	65	52
Total Expenses	502,787	346,003	382,212
Less amount waived by distributor - Class L	40	42	44
Less management fees waived	27,864	15,676	17,886
Net Expenses	474,883	330,285	364,282
NET INVESTMENT INCOME	2,195,132	1,372,298	1,731,237
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	228,966	607,061	96,543
Net realized gain (loss) on investments, unaffiliated	(26,874)	28,768	(35,923)
Realized gain distributions received, affiliated	2,774,070	2,041,458	2,844,925
Net Realized Gain	2,976,162	2,677,287	2,905,545
Net change in unrealized appreciation on investments, affiliated	7,052,628	4,944,920	6,855,556
Net change in unrealized appreciation on investments, unaffiliated	1,841,653	1,479,507	2,123,291
Net Change in Unrealized Appreciation	8,894,281	6,424,427	8,978,847
Net Realized and Unrealized Gain	11,870,443	9,101,714	11,884,392
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$14,065,575	$10,474,012	$13,615,629
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Operations
For the fiscal year ended December 31, 2017
	Great-West SecureFoundation® Lifetime 2045 Fund	Great-West SecureFoundation® Lifetime 2050 Fund	Great-West SecureFoundation® Lifetime 2055 Fund
INVESTMENT INCOME:
Interest, affiliated	$727	$217	$72
Dividends, affiliated	745,329	529,759	190,481
Dividends, unaffiliated	56,556	44,335	17,425
Total Income	802,612	574,311	207,978
EXPENSES:
Management fees	37,226	25,737	8,917
Shareholder services fees – Investor Class	57,999	66,328	16,169
Shareholder services fees – Service Class	50,238	8,644	9,791
Shareholder services fees – Class L	332	96	73
Distribution fees – Service Class	14,391	2,481	2,787
Distribution fees – Class L	235	68	51
Total Expenses	160,421	103,354	37,788
Less amount waived by distributor - Service Class	-	18	-
Less amount waived by distributor - Class L	44	44	40
Less management fees waived	7,147	5,272	1,958
Net Expenses	153,230	98,020	35,790
NET INVESTMENT INCOME	649,382	476,291	172,188
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on investments, affiliated	496,050	78,618	56,861
Net realized gain (loss) on investments, unaffiliated	(10,977)	1,178	13,085
Realized gain distributions received, affiliated	1,134,427	831,137	305,124
Net Realized Gain	1,619,500	910,933	375,070
Net change in unrealized appreciation on investments, affiliated	2,333,748	1,837,954	584,191
Net change in unrealized appreciation on investments, unaffiliated	927,735	676,021	234,825
Net Change in Unrealized Appreciation	3,261,483	2,513,975	819,016
Net Realized and Unrealized Gain	4,880,983	3,424,908	1,194,086
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,530,365	$3,901,199	$1,366,274
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West SecureFoundation® Lifetime 2015 Fund	2017	2016
OPERATIONS:
Net investment income	$1,980,135	$2,001,970
Net realized gain	3,634,205	3,553,267
Net change in unrealized appreciation	6,647,900	3,022,360
Net Increase in Net Assets Resulting from Operations	12,262,240	8,577,597
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(1,154,634)	(1,084,430)
Service Class	(623,444)	(764,040)
Class L	(193,228)	(190,242)
From net investment income	(1,971,306)	(2,038,712)
From net realized gains
Investor Class	(1,671,693)	(1,883,778)
Service Class	(1,042,855)	(1,468,673)
Class L	(331,177)	(381,801)
From net realized gains	(3,045,725)	(3,734,252)
Total Distributions	(5,017,031)	(5,772,964)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	7,611,020	33,842,957
Service Class	7,351,341	13,232,671
Class L	236,497	2,153,980
Shares issued in reinvestment of distributions
Investor Class	2,826,327	2,968,208
Service Class	1,666,299	2,232,713
Class L	524,405	572,043
Shares redeemed
Investor Class	(9,692,183)	(11,117,019)
Service Class	(19,013,343)	(16,477,768)
Class L	(1,380,639)	(2,142,450)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(9,870,276)	25,265,335
Total Increase (Decrease) in Net Assets	(2,625,067)	28,069,968
NET ASSETS:
Beginning of year	103,869,520	75,799,552
End of year(a)	$101,244,453	$103,869,520
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	665,754	3,249,104
Service Class	642,335	1,237,409
Class L	23,948	223,847
Shares issued in reinvestment of distributions
Investor Class	246,368	273,941
Service Class	143,210	203,311
Class L	51,190	58,801
Shares redeemed
Investor Class	(855,921)	(1,022,574)
Service Class	(1,651,101)	(1,499,200)
Class L	(134,784)	(223,629)
Net Increase (Decrease)	(869,001)	2,501,010
(a) Including undistributed net investment income:	$6,627	$0
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West SecureFoundation® Lifetime 2020 Fund	2017	2016
OPERATIONS:
Net investment income	$1,582,968	$1,446,389
Net realized gain	2,072,960	783,590
Net change in unrealized appreciation	5,725,221	2,774,984
Net Increase in Net Assets Resulting from Operations	9,381,149	5,004,963
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(1,377,964)	(1,261,623)
Service Class	(172,493)	(186,551)
Class L	(32,426)	(30,001)
From net investment income	(1,582,883)	(1,478,175)
From net realized gains
Investor Class	(1,426,122)	(1,281,238)
Service Class	(194,684)	(199,514)
Class L	(41,159)	(38,275)
From net realized gains	(1,661,965)	(1,519,027)
Total Distributions	(3,244,848)	(2,997,202)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	6,342,386	11,240,260
Service Class	3,363,985	4,438,665
Class L	3,772	1,150,218
Shares issued in reinvestment of distributions
Investor Class	2,804,086	2,542,861
Service Class	367,177	386,065
Class L	73,585	68,276
Shares redeemed
Investor Class	(8,910,800)	(9,225,380)
Service Class	(5,146,701)	(2,924,488)
Class L	(153,563)	(112,092)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(1,256,073)	7,564,385
Total Increase in Net Assets	4,880,228	9,572,146
NET ASSETS:
Beginning of year	76,105,444	66,533,298
End of year(a)	$80,985,672	$76,105,444
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	511,702	960,693
Service Class	270,450	378,127
Class L	314	100,247
Shares issued in reinvestment of distributions
Investor Class	223,587	217,668
Service Class	29,229	32,981
Class L	5,834	5,807
Shares redeemed
Investor Class	(719,679)	(795,875)
Service Class	(415,466)	(252,137)
Class L	(12,283)	(9,468)
Net Increase (Decrease)	(106,312)	638,043
(a) Including undistributed net investment income:	$0	$382
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West SecureFoundation® Lifetime 2025 Fund	2017	2016
OPERATIONS:
Net investment income	$1,598,049	$1,472,538
Net realized gain	2,980,477	2,887,663
Net change in unrealized appreciation	5,121,479	876,984
Net Increase in Net Assets Resulting from Operations	9,700,005	5,237,185
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(785,022)	(644,815)
Service Class	(782,090)	(843,019)
Class L	(29,736)	(21,740)
From net investment income	(1,596,848)	(1,509,574)
From net realized gains
Investor Class	(1,138,097)	(1,267,210)
Service Class	(1,258,426)	(1,822,327)
Class L	(47,932)	(50,626)
From net realized gains	(2,444,455)	(3,140,163)
Total Distributions	(4,041,303)	(4,649,737)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	8,753,622	9,201,547
Service Class	11,688,912	9,589,202
Class L	272,372	31,723
Shares issued in reinvestment of distributions
Investor Class	1,923,119	1,912,025
Service Class	2,040,516	2,665,346
Class L	77,668	72,366
Shares redeemed
Investor Class	(6,550,061)	(5,017,116)
Service Class	(20,948,585)	(10,180,104)
Class L	(92,037)	(78,591)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(2,834,474)	8,196,398
Total Increase in Net Assets	2,824,228	8,783,846
NET ASSETS:
Beginning of year	79,443,188	70,659,342
End of year	$82,267,416	$79,443,188
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	753,840	824,589
Service Class	1,010,307	851,347
Class L	27,011	3,298
Shares issued in reinvestment of distributions
Investor Class	164,513	172,993
Service Class	172,772	238,992
Class L	7,483	7,326
Shares redeemed
Investor Class	(559,878)	(450,284)
Service Class	(1,805,276)	(907,997)
Class L	(8,880)	(7,875)
Net Increase (Decrease)	(238,108)	732,389
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West SecureFoundation® Lifetime 2030 Fund	2017	2016
OPERATIONS:
Net investment income	$2,195,132	$1,871,808
Net realized gain	2,976,162	1,361,932
Net change in unrealized appreciation	8,894,281	4,212,709
Net Increase in Net Assets Resulting from Operations	14,065,575	7,446,449
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(2,032,837)	(1,754,668)
Service Class	(162,065)	(170,653)
Class L	(1,338)	(2,602)
From net investment income	(2,196,240)	(1,927,923)
From net realized gains
Investor Class	(2,173,681)	(1,836,004)
Service Class	(185,288)	(217,021)
Class L	(1,929)	(2,946)
From net realized gains	(2,360,898)	(2,055,971)
Total Distributions	(4,557,138)	(3,983,894)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	8,196,432	9,050,712
Service Class	2,278,562	2,216,460
Class L	-	21,048
Shares issued in reinvestment of distributions
Investor Class	4,206,518	3,590,672
Service Class	347,353	387,674
Class L	3,267	5,548
Shares redeemed
Investor Class	(5,698,766)	(5,366,990)
Service Class	(3,551,525)	(3,349,927)
Class L	(82,626)	(17,500)
Net Increase in Net Assets Resulting from Capital Share Transactions	5,699,215	6,537,697
Total Increase in Net Assets	15,207,652	10,000,252
NET ASSETS:
Beginning of year	97,295,627	87,295,375
End of year(a)	$112,503,279	$97,295,627
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	633,687	753,166
Service Class	173,943	184,663
Class L	-	1,724
Shares issued in reinvestment of distributions
Investor Class	319,115	296,715
Service Class	26,263	31,989
Class L	246	454
Shares redeemed
Investor Class	(437,708)	(446,031)
Service Class	(273,981)	(273,867)
Class L	(6,551)	(1,405)
Net Increase	435,014	547,408
(a) Including undistributed net investment income:	$0	$1,623
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West SecureFoundation® Lifetime 2035 Fund	2017	2016
OPERATIONS:
Net investment income	$1,372,298	$1,271,667
Net realized gain	2,677,287	3,164,655
Net change in unrealized appreciation	6,424,427	1,332,730
Net Increase in Net Assets Resulting from Operations	10,474,012	5,769,052
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(932,023)	(787,911)
Service Class	(438,651)	(535,290)
Class L	(646)	(554)
From net investment income	(1,371,320)	(1,323,755)
From net realized gains
Investor Class	(1,459,994)	(2,145,777)
Service Class	(792,850)	(1,621,570)
Class L	(1,018)	(1,515)
From net realized gains	(2,253,862)	(3,768,862)
Total Distributions	(3,625,182)	(5,092,617)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	5,432,151	4,292,677
Service Class	6,787,289	5,971,079
Shares issued in reinvestment of distributions
Investor Class	2,392,017	2,933,688
Service Class	1,231,501	2,156,860
Class L	1,664	2,069
Shares redeemed
Investor Class	(4,096,954)	(2,890,071)
Service Class	(15,003,267)	(11,351,702)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(3,255,599)	1,114,600
Total Increase in Net Assets	3,593,231	1,791,035
NET ASSETS:
Beginning of year	66,304,939	64,513,904
End of year(a)	$69,898,170	$66,304,939
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	430,284	364,357
Service Class	541,181	500,984
Shares issued in reinvestment of distributions
Investor Class	187,531	249,265
Service Class	95,739	181,736
Class L	148	198
Shares redeemed
Investor Class	(324,007)	(244,275)
Service Class	(1,191,928)	(953,064)
Net Increase (Decrease)	(261,052)	99,201
(a) Including undistributed net investment income:	$0	$967
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West SecureFoundation® Lifetime 2040 Fund	2017	2016
OPERATIONS:
Net investment income	$1,731,237	$1,412,412
Net realized gain	2,905,545	1,339,676
Net change in unrealized appreciation	8,978,847	3,832,739
Net Increase in Net Assets Resulting from Operations	13,615,629	6,584,827
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(1,629,503)	(1,347,089)
Service Class	(102,551)	(124,428)
Class L	(447)	(386)
From net investment income	(1,732,501)	(1,471,903)
From net realized gains
Investor Class	(1,927,474)	(1,772,656)
Service Class	(138,752)	(168,024)
Class L	(536)	(514)
From net realized gains	(2,066,762)	(1,941,194)
Total Distributions	(3,799,263)	(3,413,097)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	6,570,719	6,566,280
Service Class	1,954,976	1,824,258
Shares issued in reinvestment of distributions
Investor Class	3,556,977	3,119,745
Service Class	241,303	292,452
Class L	983	900
Shares redeemed
Investor Class	(4,018,249)	(3,639,791)
Service Class	(3,815,279)	(1,916,768)
Net Increase in Net Assets Resulting from Capital Share Transactions	4,491,430	6,247,076
Total Increase in Net Assets	14,307,796	9,418,806
NET ASSETS:
Beginning of year	72,957,145	63,538,339
End of year(a)	$87,264,941	$72,957,145
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	491,099	546,760
Service Class	145,977	153,547
Shares issued in reinvestment of distributions
Investor Class	260,040	256,221
Service Class	17,625	24,012
Class L	71	73
Shares redeemed
Investor Class	(298,179)	(303,228)
Service Class	(287,189)	(158,164)
Net Increase	329,444	519,221
(a) Including undistributed net investment income:	$0	$1,343
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West SecureFoundation® Lifetime 2045 Fund	2017	2016
OPERATIONS:
Net investment income	$649,382	$552,385
Net realized gain	1,619,500	1,750,919
Net change in unrealized appreciation	3,261,483	451,393
Net Increase in Net Assets Resulting from Operations	5,530,365	2,754,697
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(282,084)	(79,759)
Service Class	(266,110)	(80,725)
Class L	(1,828)	(495)
From net investment income	(550,022)	(160,979)
From net realized gains
Investor Class	(682,718)	(942,935)
Service Class	(536,933)	(984,839)
Class L	(3,182)	(7,219)
From net realized gains	(1,222,833)	(1,934,993)
Total Distributions	(1,772,855)	(2,095,972)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	3,642,024	2,847,063
Service Class	2,685,765	4,838,831
Class L	-	67,112
Shares issued in reinvestment of distributions
Investor Class	964,802	1,022,694
Service Class	803,043	1,065,564
Class L	5,010	7,714
Shares redeemed
Investor Class	(2,232,015)	(1,541,658)
Service Class	(5,430,649)	(6,672,931)
Class L	(89,557)	-
Net Increase in Net Assets Resulting from Capital Share Transactions	348,423	1,634,389
Total Increase in Net Assets	4,105,933	2,293,114
NET ASSETS:
Beginning of year	28,888,086	26,594,972
End of year(a)	$32,994,019	$28,888,086
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	286,316	243,940
Service Class	211,933	412,333
Class L	-	6,848
Shares issued in reinvestment of distributions
Investor Class	75,317	87,042
Service Class	63,018	90,716
Class L	459	753
Shares redeemed
Investor Class	(173,870)	(130,886)
Service Class	(429,255)	(568,476)
Class L	(7,787)	-
Net Increase	26,131	142,270
(a) Including undistributed net investment income:	$516,353	$418,203
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West SecureFoundation® Lifetime 2050 Fund	2017	2016
OPERATIONS:
Net investment income	$476,291	$360,750
Net realized gain	910,933	336,512
Net change in unrealized appreciation	2,513,975	985,291
Net Increase in Net Assets Resulting from Operations	3,901,199	1,682,553
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(430,144)	(329,040)
Service Class	(45,577)	(46,782)
Class L	(570)	(502)
From net investment income	(476,291)	(376,324)
From net realized gains
Investor Class	(547,145)	(424,211)
Service Class	(64,533)	(67,121)
Class L	(782)	(688)
From net realized gains	(612,460)	(492,020)
Total Distributions	(1,088,751)	(868,344)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	3,790,302	3,944,330
Service Class	1,082,460	1,078,096
Class L	-	5,500
Shares issued in reinvestment of distributions
Investor Class	977,289	753,251
Service Class	110,110	113,903
Class L	1,352	1,190
Shares redeemed
Investor Class	(2,082,820)	(1,206,326)
Service Class	(1,533,825)	(746,151)
Class L	(35)	(17)
Net Increase in Net Assets Resulting from Capital Share Transactions	2,344,833	3,943,776
Total Increase in Net Assets	5,157,281	4,757,985
NET ASSETS:
Beginning of year	18,800,296	14,042,311
End of year	$23,957,577	$18,800,296
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	280,476	327,481
Service Class	80,095	90,605
Class L	-	468
Shares issued in reinvestment of distributions
Investor Class	70,390	61,621
Service Class	7,948	9,337
Class L	98	97
Shares redeemed
Investor Class	(152,921)	(100,316)
Service Class	(113,740)	(62,650)
Class L	(4)	(2)
Net Increase	172,342	326,641
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the fiscal years ended December 31, 2017 and 2016
Great-West SecureFoundation® Lifetime 2055 Fund	2017	2016
OPERATIONS:
Net investment income	$172,188	$112,589
Net realized gain	375,070	171,420
Net change in unrealized appreciation	819,016	271,468
Net Increase in Net Assets Resulting from Operations	1,366,274	555,477
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(115,778)	(69,340)
Service Class	(55,828)	(48,307)
Class L	(534)	(455)
From net investment income	(172,140)	(118,102)
From net realized gains
Investor Class	(133,863)	(145,817)
Service Class	(75,285)	(126,173)
Class L	(638)	(973)
From net realized gains	(209,786)	(272,963)
Total Distributions	(381,926)	(391,065)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	2,186,170	1,438,602
Service Class	1,095,100	1,101,068
Shares issued in reinvestment of distributions
Investor Class	249,641	215,157
Service Class	131,113	174,480
Class L	1,172	1,428
Shares redeemed
Investor Class	(662,287)	(405,879)
Service Class	(1,070,952)	(1,450,588)
Net Increase in Net Assets Resulting from Capital Share Transactions	1,929,957	1,074,268
Total Increase in Net Assets	2,914,305	1,238,680
NET ASSETS:
Beginning of year	5,940,487	4,701,807
End of year(a)	$8,854,792	$5,940,487
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	169,408	123,189
Service Class	84,730	94,749
Shares issued in reinvestment of distributions
Investor Class	18,745	18,248
Service Class	9,843	14,789
Class L	102	138
Shares redeemed
Investor Class	(50,550)	(34,836)
Service Class	(82,541)	(123,955)
Net Increase	149,737	92,322
(a) Including undistributed net investment income:	$48	$0
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2015 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Investor Class
12/31/2017	$10.78	0.24	1.12	1.36	(0.24)	(0.35)	(0.59)	$11.55	12.72%
12/31/2016	$10.62	0.23	0.55	0.78	(0.23)	(0.39)	(0.62)	$10.78	7.38%
12/31/2015	$11.45	0.20	(0.26)	(0.06)	(0.20)	(0.57)	(0.77)	$10.62	(0.57%)
12/31/2014	$11.59	0.28	0.38	0.66	(0.20)	(0.60)	(0.80)	$11.45	5.76%
12/31/2013	$10.67	0.21	1.32	1.53	(0.20)	(0.41)	(0.61)	$11.59	14.50%
Service Class
12/31/2017	$10.93	0.20	1.17	1.37	(0.21)	(0.35)	(0.56)	$11.74	12.63%
12/31/2016	$10.75	0.20	0.57	0.77	(0.20)	(0.39)	(0.59)	$10.93	7.26%
12/31/2015	$11.57	0.19	(0.26)	(0.07)	(0.18)	(0.57)	(0.75)	$10.75	(0.64%)
12/31/2014	$11.69	0.18	0.48	0.66	(0.18)	(0.60)	(0.78)	$11.57	5.66%
12/31/2013	$10.75	0.18	1.35	1.53	(0.18)	(0.41)	(0.59)	$11.69	14.37%
Class L
12/31/2017	$ 9.67	0.18	1.01	1.19	(0.20)	(0.35)	(0.55)	$10.31	12.47%
12/31/2016	$ 9.58	0.17	0.51	0.68	(0.20)	(0.39)	(0.59)	$ 9.67	7.14%
12/31/2015	$10.41	0.20	(0.27)	(0.07)	(0.19)	(0.57)	(0.76)	$ 9.58	(0.76%)
12/31/2014	$10.60	0.17	0.41	0.58	(0.17)	(0.60)	(0.77)	$10.41	5.48%
12/31/2013	$ 9.80	0.17	1.21	1.38	(0.17)	(0.41)	(0.58)	$10.60	14.21%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2017	$57,671	0.47%	0.44%	2.07%	16%
12/31/2016	$53,202	0.47%	0.45%	2.08%	28%
12/31/2015	$25,854	0.35%	0.33%	1.73%	23% (g)
12/31/2014	$27,038	0.12%	0.12%	2.40%	29%
12/31/2013	$ 7,399	0.12%	0.12%	1.82%	31%
Service Class
12/31/2017	$33,770	0.57%	0.54%	1.77%	16%
12/31/2016	$40,897	0.57%	0.54%	1.82%	28%
12/31/2015	$40,833	0.45%	0.43%	1.61%	23% (g)
12/31/2014	$45,334	0.22%	0.22%	1.52%	29%
12/31/2013	$49,846	0.22%	0.22%	1.55%	31%
Class L
12/31/2017	$ 9,803	0.72%	0.69%	1.75%	16%
12/31/2016	$ 9,770	0.72%	0.70%	1.74%	28%
12/31/2015	$ 9,113	0.62%	0.60%	1.90%	23% (g)
12/31/2014	$ 5,108	0.37%	0.37%	1.57%	29%
12/31/2013	$ 3,467	0.37%	0.37%	1.60%	31%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2020 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Investor Class
12/31/2017	$11.73	0.25	1.23	1.48	(0.26)	(0.27)	(0.53)	$12.68	12.67%
12/31/2016	$11.37	0.24	0.60	0.84	(0.24)	(0.24)	(0.48)	$11.73	7.44%
12/31/2015	$11.89	0.25	(0.32)	(0.07)	(0.20)	(0.25)	(0.45)	$11.37	(0.56%)
12/31/2014	$11.72	0.29	0.38	0.67	(0.20)	(0.30)	(0.50)	$11.89	5.75%
12/31/2013	$10.58	0.28	1.24	1.52	(0.22)	(0.16)	(0.38)	$11.72	14.42%
Service Class
12/31/2017	$11.74	0.23	1.25	1.48	(0.23)	(0.27)	(0.50)	$12.72	12.71%
12/31/2016	$11.39	0.24	0.58	0.82	(0.23)	(0.24)	(0.47)	$11.74	7.24%
12/31/2015	$11.90	0.20	(0.28)	(0.08)	(0.18)	(0.25)	(0.43)	$11.39	(0.68%)
12/31/2014	$11.72	0.19	0.47	0.66	(0.18)	(0.30)	(0.48)	$11.90	5.63%
12/31/2013	$10.57	0.21	1.30	1.51	(0.20)	(0.16)	(0.36)	$11.72	14.33%
Class L
12/31/2017	$11.80	0.22	1.24	1.46	(0.21)	(0.27)	(0.48)	$12.78	12.44%
12/31/2016	$11.43	0.23	0.59	0.82	(0.21)	(0.24)	(0.45)	$11.80	7.20%
12/31/2015	$11.94	0.19	(0.29)	(0.10)	(0.16)	(0.25)	(0.41)	$11.43	(0.86%)
12/31/2014	$11.76	0.21	0.44	0.65	(0.17)	(0.30)	(0.47)	$11.94	5.52%
12/31/2013	$10.60	0.16	1.34	1.50	(0.18)	(0.16)	(0.34)	$11.76	14.16%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2017	$69,396	0.47%	0.44%	2.05%	15%
12/31/2016	$63,971	0.47%	0.44%	2.03%	21%
12/31/2015	$57,682	0.42%	0.39%	2.10%	17% (g)
12/31/2014	$18,134	0.12%	0.12%	2.41%	23%
12/31/2013	$ 5,418	0.12%	0.12%	2.41%	18%
Service Class
12/31/2017	$ 9,596	0.57%	0.54%	1.86%	15%
12/31/2016	$10,221	0.57%	0.54%	2.04%	21%
12/31/2015	$ 8,102	0.45%	0.44%	1.63%	17% (g)
12/31/2014	$ 8,567	0.22%	0.22%	1.57%	23%
12/31/2013	$ 8,001	0.22%	0.22%	1.89%	18%
Class L
12/31/2017	$ 1,994	0.72%	0.69%	1.78%	15%
12/31/2016	$ 1,913	0.72%	0.69%	1.98%	21%
12/31/2015	$ 750	0.61%	0.58%	1.56%	17% (g)
12/31/2014	$ 675	0.37%	0.36%	1.75%	23%
12/31/2013	$ 305	0.37%	0.36%	1.45%	18%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2025 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Investor Class
12/31/2017	$10.98	0.24	1.15	1.39	(0.25)	(0.36)	(0.61)	$11.76	12.73%
12/31/2016	$10.88	0.24	0.55	0.79	(0.23)	(0.46)	(0.69)	$10.98	7.39%
12/31/2015	$11.85	0.21	(0.28)	(0.07)	(0.21)	(0.69)	(0.90)	$10.88	(0.60%)
12/31/2014	$11.82	0.32	0.35	0.67	(0.20)	(0.44)	(0.64)	$11.85	5.70%
12/31/2013	$10.71	0.22	1.51	1.73	(0.21)	(0.41)	(0.62)	$11.82	16.28%
Service Class
12/31/2017	$11.08	0.22	1.18	1.40	(0.22)	(0.36)	(0.58)	$11.90	12.74%
12/31/2016	$10.97	0.22	0.56	0.78	(0.21)	(0.46)	(0.67)	$11.08	7.23%
12/31/2015	$11.93	0.19	(0.27)	(0.08)	(0.19)	(0.69)	(0.88)	$10.97	(0.67%)
12/31/2014	$11.88	0.19	0.48	0.67	(0.18)	(0.44)	(0.62)	$11.93	5.62%
12/31/2013	$10.76	0.18	1.53	1.71	(0.18)	(0.41)	(0.59)	$11.88	16.09%
Class L
12/31/2017	$ 9.80	0.19	1.02	1.21	(0.22)	(0.36)	(0.58)	$10.43	12.45%
12/31/2016	$ 9.77	0.17	0.52	0.69	(0.20)	(0.46)	(0.66)	$ 9.80	7.15%
12/31/2015	$10.75	0.20	(0.29)	(0.09)	(0.20)	(0.69)	(0.89)	$ 9.77	(0.89%)
12/31/2014	$10.74	0.12	0.47	0.59	(0.14)	(0.44)	(0.58)	$10.75	5.53%
12/31/2013	$ 9.79	0.22	1.33	1.55	(0.19)	(0.41)	(0.60)	$10.74	15.97%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2017	$38,911	0.47%	0.44%	2.10%	25%
12/31/2016	$32,386	0.47%	0.45%	2.12%	23%
12/31/2015	$26,126	0.36%	0.34%	1.76%	22% (g)
12/31/2014	$25,242	0.12%	0.12%	2.67%	20%
12/31/2013	$ 4,216	0.12%	0.12%	1.92%	33%
Service Class
12/31/2017	$41,911	0.57%	0.54%	1.85%	25%
12/31/2016	$45,951	0.57%	0.55%	1.92%	23%
12/31/2015	$43,458	0.45%	0.44%	1.61%	22% (g)
12/31/2014	$45,443	0.22%	0.22%	1.53%	20%
12/31/2013	$44,001	0.22%	0.22%	1.58%	33%
Class L
12/31/2017	$ 1,445	0.72%	0.68%	1.86%	25%
12/31/2016	$ 1,106	0.72%	0.69%	1.74%	23%
12/31/2015	$ 1,076	0.65%	0.63%	1.90%	22% (g)
12/31/2014	$ 338	0.37%	0.36%	1.14%	20%
12/31/2013	$ 542	0.37%	0.36%	2.04%	33%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2030 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Investor Class
12/31/2017	$12.20	0.27	1.46	1.73	(0.27)	(0.29)	(0.56)	$13.37	14.32%
12/31/2016	$11.75	0.25	0.72	0.97	(0.25)	(0.27)	(0.52)	$12.20	8.31%
12/31/2015	$12.35	0.26	(0.38)	(0.12)	(0.21)	(0.27)	(0.48)	$11.75	(1.05%)
12/31/2014	$12.13	0.39	0.29	0.68	(0.20)	(0.26)	(0.46)	$12.35	5.56%
12/31/2013	$10.57	0.21	1.85	2.06	(0.20)	(0.30)	(0.50)	$12.13	19.61%
Service Class
12/31/2017	$12.24	0.25	1.48	1.73	(0.25)	(0.29)	(0.54)	$13.43	14.24%
12/31/2016	$11.78	0.22	0.73	0.95	(0.22)	(0.27)	(0.49)	$12.24	8.15%
12/31/2015	$12.37	0.22	(0.35)	(0.13)	(0.19)	(0.27)	(0.46)	$11.78	(1.11%)
12/31/2014	$12.13	0.19	0.48	0.67	(0.17)	(0.26)	(0.43)	$12.37	5.51%
12/31/2013	$10.57	0.22	1.83	2.05	(0.19)	(0.30)	(0.49)	$12.13	19.48%
Class L
12/31/2017	$12.32	0.21	1.52	1.73	(0.21)	(0.29)	(0.50)	$13.55	14.17%
12/31/2016	$11.86	0.23	0.71	0.94	(0.21)	(0.27)	(0.48)	$12.32	7.99%
12/31/2015	$12.43	0.18	(0.32)	(0.14)	(0.16)	(0.27)	(0.43)	$11.86	(1.19%)
12/31/2014	$12.20	0.21	0.44	0.65	(0.16)	(0.26)	(0.42)	$12.43	5.30%
12/31/2013	$10.61	0.16	1.89	2.05	(0.16)	(0.30)	(0.46)	$12.20	19.39%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2017	$103,562	0.47%	0.44%	2.10%	11%
12/31/2016	$ 88,168	0.47%	0.45%	2.06%	18%
12/31/2015	$ 77,847	0.41%	0.39%	2.08%	15% (g)
12/31/2014	$ 24,972	0.12%	0.12%	3.14%	14%
12/31/2013	$ 2,065	0.12%	0.12%	1.83%	18%
Service Class
12/31/2017	$ 8,856	0.57%	0.54%	1.94%	11%
12/31/2016	$ 8,973	0.57%	0.55%	1.81%	18%
12/31/2015	$ 9,308	0.46%	0.44%	1.76%	15% (g)
12/31/2014	$ 7,630	0.22%	0.22%	1.54%	14%
12/31/2013	$ 6,011	0.22%	0.22%	1.86%	18%
Class L
12/31/2017	$ 85	0.72%	0.65%	1.61%	11%
12/31/2016	$ 155	0.72%	0.67%	1.87%	18%
12/31/2015	$ 140	0.60%	0.56%	1.46%	15% (g)
12/31/2014	$ 147	0.37%	0.33%	1.67%	14%
12/31/2013	$ 95	0.37%	0.34%	1.36%	18%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2035 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Investor Class
12/31/2017	$11.70	0.27	1.67	1.94	(0.27)	(0.43)	(0.70)	$12.94	16.80%
12/31/2016	$11.59	0.25	0.82	1.07	(0.26)	(0.70)	(0.96)	$11.70	9.29%
12/31/2015	$12.64	0.22	(0.40)	(0.18)	(0.21)	(0.66)	(0.87)	$11.59	(1.43%)
12/31/2014	$12.48	0.42	0.25	0.67	(0.20)	(0.31)	(0.51)	$12.64	5.36%
12/31/2013	$10.76	0.22	2.17	2.39	(0.22)	(0.45)	(0.67)	$12.48	22.30%
Service Class
12/31/2017	$11.81	0.23	1.71	1.94	(0.24)	(0.43)	(0.67)	$13.08	16.60%
12/31/2016	$11.68	0.22	0.84	1.06	(0.23)	(0.70)	(0.93)	$11.81	9.19%
12/31/2015	$12.72	0.20	(0.39)	(0.19)	(0.19)	(0.66)	(0.85)	$11.68	(1.49%)
12/31/2014	$12.54	0.19	0.48	0.67	(0.18)	(0.31)	(0.49)	$12.72	5.27%
12/31/2013	$10.80	0.20	2.19	2.39	(0.20)	(0.45)	(0.65)	$12.54	22.21%
Class L
12/31/2017	$10.37	0.23	1.47	1.70	(0.27)	(0.43)	(0.70)	$11.37	16.63%
12/31/2016	$10.38	0.21	0.73	0.94	(0.25)	(0.70)	(0.95)	$10.37	9.19%
12/31/2015	$11.41	0.18	(0.34)	(0.16)	(0.21)	(0.66)	(0.87)	$10.38	(1.45%)
12/31/2014	$11.31	0.19	0.42	0.61	(0.20)	(0.31)	(0.51)	$11.41	5.30%
12/31/2013	$ 9.69	0.07	2.04	2.11	(0.04)	(0.45)	(0.49)	$11.31	21.87%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2017	$46,119	0.47%	0.45%	2.15%	22%
12/31/2016	$38,286	0.47%	0.45%	2.08%	26%
12/31/2015	$33,646	0.36%	0.34%	1.70%	17% (g)
12/31/2014	$32,021	0.12%	0.12%	3.25%	15%
12/31/2013	$ 2,333	0.12%	0.12%	1.86%	31%
Service Class
12/31/2017	$23,751	0.57%	0.55%	1.78%	22%
12/31/2016	$27,995	0.57%	0.55%	1.84%	26%
12/31/2015	$30,846	0.45%	0.44%	1.56%	17% (g)
12/31/2014	$31,556	0.22%	0.22%	1.46%	15%
12/31/2013	$28,062	0.22%	0.22%	1.64%	31%
Class L
12/31/2017	$ 28	0.72%	0.54%	2.04%	22%
12/31/2016	$ 24	0.72%	0.52%	1.99%	26%
12/31/2015	$ 22	0.59%	0.40%	1.61%	17% (g)
12/31/2014	$ 22	0.37%	0.15%	1.65%	15%
12/31/2013	$ 17	0.37%	0.33%	0.68%	31%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2040 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Investor Class
12/31/2017	$12.35	0.29	1.99	2.28	(0.29)	(0.35)	(0.64)	$13.99	18.60%
12/31/2016	$11.79	0.26	0.91	1.17	(0.26)	(0.35)	(0.61)	$12.35	10.06%
12/31/2015	$12.48	0.27	(0.48)	(0.21)	(0.21)	(0.27)	(0.48)	$11.79	(1.74%)
12/31/2014	$12.34	0.46	0.17	0.63	(0.20)	(0.29)	(0.49)	$12.48	5.02%
12/31/2013	$10.51	0.27	2.19	2.46	(0.21)	(0.42)	(0.63)	$12.34	23.58%
Service Class
12/31/2017	$12.35	0.24	2.03	2.27	(0.25)	(0.35)	(0.60)	$14.02	18.54%
12/31/2016	$11.79	0.24	0.91	1.15	(0.24)	(0.35)	(0.59)	$12.35	9.90%
12/31/2015	$12.47	0.20	(0.43)	(0.23)	(0.18)	(0.27)	(0.45)	$11.79	(1.83%)
12/31/2014	$12.31	0.19	0.43	0.62	(0.17)	(0.29)	(0.46)	$12.47	4.97%
12/31/2013	$10.48	0.23	2.22	2.45	(0.20)	(0.42)	(0.62)	$12.31	23.49%
Class L
12/31/2017	$12.46	0.29	2.01	2.30	(0.29)	(0.35)	(0.64)	$14.12	18.57%
12/31/2016	$11.89	0.25	0.93	1.18	(0.26)	(0.35)	(0.61)	$12.46	10.04%
12/31/2015	$12.57	0.21	(0.42)	(0.21)	(0.20)	(0.27)	(0.47)	$11.89	(1.71%)
12/31/2014	$12.39	0.15	0.48	0.63	(0.16)	(0.29)	(0.45)	$12.57	5.07%
12/31/2013	$10.55	0.44	2.03	2.47	(0.21)	(0.42)	(0.63)	$12.39	23.55%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2017	$81,424	0.47%	0.45%	2.19%	11%
12/31/2016	$66,284	0.47%	0.45%	2.12%	15%
12/31/2015	$57,399	0.42%	0.40%	2.15%	13% (g)
12/31/2014	$13,959	0.12%	0.12%	3.68%	15%
12/31/2013	$ 335	0.12%	0.12%	2.26%	19%
Service Class
12/31/2017	$ 5,818	0.57%	0.55%	1.83%	11%
12/31/2016	$ 6,654	0.57%	0.55%	1.99%	15%
12/31/2015	$ 6,122	0.46%	0.44%	1.62%	13% (g)
12/31/2014	$ 5,653	0.22%	0.22%	1.48%	15%
12/31/2013	$ 4,738	0.22%	0.22%	1.93%	19%
Class L
12/31/2017	$ 23	0.72%	0.49%	2.12%	11%
12/31/2016	$ 19	0.72%	0.46%	2.08%	15%
12/31/2015	$ 17	0.60%	0.34%	1.64%	13% (g)
12/31/2014	$ 18	0.37%	0.17%	1.18%	15%
12/31/2013	$ 107	0.37%	0.27%	3.61%	19%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2045 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Investor Class
12/31/2017	$11.75	0.29	1.98	2.27	(0.22)	(0.51)	(0.73)	$13.29	19.65%
12/31/2016	$11.47	0.25	0.92	1.17	(0.07)	(0.82)	(0.89)	$11.75	10.41%
12/31/2015	$12.60	0.22	(0.46)	(0.24)	(0.21)	(0.68)	(0.89)	$11.47	(1.93%)
12/31/2014	$12.57	0.41	0.18	0.59	(0.20)	(0.36)	(0.56)	$12.60	4.72%
12/31/2013	$10.79	0.10	2.46	2.56	(0.19)	(0.59)	(0.78)	$12.57	23.82%
Service Class
12/31/2017	$11.74	0.24	2.02	2.26	(0.25)	(0.51)	(0.76)	$13.24	19.63%
12/31/2016	$11.47	0.22	0.94	1.16	(0.07)	(0.82)	(0.89)	$11.74	10.26%
12/31/2015	$12.59	0.20	(0.45)	(0.25)	(0.19)	(0.68)	(0.87)	$11.47	(2.01%)
12/31/2014	$12.55	0.19	0.39	0.58	(0.18)	(0.36)	(0.54)	$12.59	4.58%
12/31/2013	$10.80	0.20	2.35	2.55	(0.21)	(0.59)	(0.80)	$12.55	23.68%
Class L
12/31/2017	$10.20	0.06	1.89	1.95	(0.20)	(0.51)	(0.71)	$11.44	19.51%
12/31/2016	$10.07	0.20	0.81	1.01	(0.06)	(0.82)	(0.88)	$10.20	10.20%
12/31/2015	$11.18	0.18	(0.40)	(0.22)	(0.21)	(0.68)	(0.89)	$10.07	(1.97%)
12/31/2014	$11.12	0.09	0.42	0.51	(0.09)	(0.36)	(0.45)	$11.18	4.58%
12/31/2013	$ 9.65	0.19	2.09	2.28	(0.22)	(0.59)	(0.81)	$11.12	23.81%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2017	$18,708	0.47%	0.45%	2.25%	23%
12/31/2016	$14,328	0.47%	0.45%	2.17%	27%
12/31/2015	$11,695	0.36%	0.34%	1.74%	15% (g)
12/31/2014	$10,018	0.12%	0.12%	3.17%	12%
12/31/2013	$ 672	0.12%	0.12%	0.88%	26%
Service Class
12/31/2017	$14,264	0.57%	0.55%	1.91%	23%
12/31/2016	$14,465	0.57%	0.55%	1.89%	27%
12/31/2015	$14,883	0.45%	0.44%	1.57%	15% (g)
12/31/2014	$15,042	0.22%	0.22%	1.47%	12%
12/31/2013	$13,389	0.22%	0.22%	1.70%	26%
Class L
12/31/2017	$ 23	0.72%	0.65%	0.57%	23%
12/31/2016	$ 95	0.72%	0.65%	1.93%	27%
12/31/2015	$ 17	0.60%	0.33%	1.64%	15% (g)
12/31/2014	$ 18	0.37%	0.30%	0.82%	12%
12/31/2013	$ 17	0.37%	0.12%	1.79%	26%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2050 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Investor Class
12/31/2017	$12.38	0.31	2.16	2.47	(0.29)	(0.39)	(0.68)	$14.17	20.14%
12/31/2016	$11.78	0.27	0.95	1.22	(0.26)	(0.36)	(0.62)	$12.38	10.50%
12/31/2015	$12.55	0.24	(0.50)	(0.26)	(0.21)	(0.30)	(0.51)	$11.78	(2.11%)
12/31/2014	$12.44	0.50	0.07	0.57	(0.20)	(0.26)	(0.46)	$12.55	4.54%
12/31/2013	$10.41	0.27	2.17	2.44	(0.21)	(0.20)	(0.41)	$12.44	23.49%
Service Class
12/31/2017	$12.36	0.26	2.19	2.45	(0.26)	(0.39)	(0.65)	$14.16	20.00%
12/31/2016	$11.76	0.25	0.96	1.21	(0.25)	(0.36)	(0.61)	$12.36	10.37%
12/31/2015	$12.52	0.20	(0.47)	(0.27)	(0.19)	(0.30)	(0.49)	$11.76	(2.20%)
12/31/2014	$12.41	0.20	0.34	0.54	(0.17)	(0.26)	(0.43)	$12.52	4.34%
12/31/2013	$10.38	0.26	2.17	2.43	(0.20)	(0.20)	(0.40)	$12.41	23.46%
Class L
12/31/2017	$12.43	0.28	2.19	2.47	(0.28)	(0.39)	(0.67)	$14.23	20.01%
12/31/2016	$11.83	0.27	0.95	1.22	(0.26)	(0.36)	(0.62)	$12.43	10.39%
12/31/2015	$12.60	0.21	(0.48)	(0.27)	(0.20)	(0.30)	(0.50)	$11.83	(2.16%)
12/31/2014	$12.48	0.20	0.37	0.57	(0.19)	(0.26)	(0.45)	$12.60	4.51%
12/31/2013	$10.43	0.21	2.24	2.45	(0.20)	(0.20)	(0.40)	$12.48	23.59%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2017	$21,481	0.47%	0.45%	2.26%	15%
12/31/2016	$16,322	0.47%	0.45%	2.28%	13%
12/31/2015	$12,130	0.39%	0.36%	1.93%	13% (g)
12/31/2014	$ 6,748	0.12%	0.12%	3.94%	17%
12/31/2013	$ 157	0.12%	0.12%	2.30%	12%
Service Class
12/31/2017	$ 2,446	0.57%	0.54%	1.93%	15%
12/31/2016	$ 2,453	0.57%	0.55%	2.11%	13%
12/31/2015	$ 1,895	0.46%	0.44%	1.61%	13% (g)
12/31/2014	$ 1,688	0.22%	0.22%	1.57%	17%
12/31/2013	$ 1,260	0.22%	0.22%	2.25%	12%
Class L
12/31/2017	$ 30	0.72%	0.53%	2.10%	15%
12/31/2016	$ 25	0.72%	0.50%	2.22%	13%
12/31/2015	$ 17	0.60%	0.34%	1.62%	13% (g)
12/31/2014	$ 18	0.37%	0.12%	1.55%	17%
12/31/2013	$ 17	0.37%	0.12%	1.79%	12%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
GREAT-WEST SECUREFOUNDATION® LIFETIME 2055 FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of year	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of year	Total Return (b)(c)(d)
Investor Class
12/31/2017	$11.80	0.32	2.06	2.38	(0.29)	(0.34)	(0.63)	$13.55	20.34%
12/31/2016	$11.44	0.28	0.90	1.18	(0.26)	(0.56)	(0.82)	$11.80	10.52%
12/31/2015	$12.48	0.24	(0.52)	(0.28)	(0.21)	(0.55)	(0.76)	$11.44	(2.28%)
12/31/2014	$12.76	0.35	0.20	0.55	(0.21)	(0.62)	(0.83)	$12.48	4.25%
12/31/2013	$10.77	0.25	2.23	2.48	(0.22)	(0.27)	(0.49)	$12.76	23.17%
Service Class
12/31/2017	$11.82	0.27	2.10	2.37	(0.26)	(0.34)	(0.60)	$13.59	20.23%
12/31/2016	$11.44	0.21	0.96	1.17	(0.23)	(0.56)	(0.79)	$11.82	10.41%
12/31/2015	$12.47	0.20	(0.49)	(0.29)	(0.19)	(0.55)	(0.74)	$11.44	(2.37%)
12/31/2014	$12.75	0.20	0.32	0.52	(0.18)	(0.62)	(0.80)	$12.47	4.07%
12/31/2013	$10.76	0.21	2.25	2.46	(0.20)	(0.27)	(0.47)	$12.75	23.02%
Class L
12/31/2017	$10.28	0.24	1.82	2.06	(0.29)	(0.34)	(0.63)	$11.71	20.25%
12/31/2016	$10.07	0.22	0.81	1.03	(0.26)	(0.56)	(0.82)	$10.28	10.46%
12/31/2015	$11.08	0.18	(0.43)	(0.25)	(0.21)	(0.55)	(0.76)	$10.07	(2.31%)
12/31/2014	$11.41	0.18	0.31	0.49	(0.20)	(0.62)	(0.82)	$11.08	4.27%
12/31/2013	$ 9.67	0.19	2.04	2.23	(0.22)	(0.27)	(0.49)	$11.41	23.21%
	Net assets, end of year (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)(e)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)(e)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)(e)	Portfolio turnover rate(f)
Supplemental Data and Ratios
Investor Class
12/31/2017	$5,817	0.47%	0.44%	2.46%	20%
12/31/2016	$3,441	0.47%	0.45%	2.42%	32%
12/31/2015	$2,118	0.37%	0.35%	1.92%	15% (g)
12/31/2014	$1,532	0.12%	0.12%	2.70%	25%
12/31/2013	$ 564	0.12%	0.12%	2.04%	20%
Service Class
12/31/2017	$3,015	0.57%	0.54%	2.07%	20%
12/31/2016	$2,480	0.57%	0.55%	1.83%	32%
12/31/2015	$2,566	0.46%	0.44%	1.63%	15% (g)
12/31/2014	$2,126	0.22%	0.22%	1.57%	25%
12/31/2013	$1,620	0.22%	0.22%	1.79%	20%
Class L
12/31/2017	$ 23	0.72%	0.50%	2.13%	20%
12/31/2016	$ 19	0.72%	0.45%	2.10%	32%
12/31/2015	$ 17	0.58%	0.33%	1.62%	15% (g)
12/31/2014	$ 17	0.22%	0.12%	1.56%	25%
12/31/2013	$ 17	0.37%	0.12%	1.80%	20%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Total return does not include the fee of the Guaranteed Lifetime Withdrawal Benefit. If the fee was included, returns would be lower.
(e)	Expense ratio and income ratio do not include expenses of the underlying investments in which the Fund invests.
(f)	Portfolio turnover is calculated at the Fund level.
(g)	Portfolio turnover calculation excludes transfers in affiliated underlying investments from Initial Class to Institutional Class shares that occurred May 1, 2015.
See Notes to Financial Statements.

Annual Report - December 31, 2017

GREAT-WEST FUNDS, INC.
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of fifty-eight funds. Interests in the Great-West SecureFoundation® Lifetime 2015 Fund, the Great-West SecureFoundation® Lifetime 2020 Fund, the Great-West SecureFoundation® Lifetime 2025 Fund, the Great-West SecureFoundation® Lifetime 2030 Fund, the Great-West SecureFoundation® Lifetime 2035 Fund, the Great-West SecureFoundation® Lifetime 2040 Fund, the Great-West SecureFoundation® Lifetime 2045 Fund, the Great-West SecureFoundation® Lifetime 2050 Fund, and the Great-West SecureFoundation® Lifetime 2055 Fund (each a Fund, collectively, the Funds) are included herein. The investment objective of each Fund is to seek long-term capital appreciation and income consistent with its current asset allocation. Over time, until ten years prior to the date noted in the name of the Fund (Guarantee Trigger Date), the asset allocation strategy will generally become more conservative, with greater emphasis on investments that provide for income and preservation of capital, and less on those offering potential for growth. Once a Fund reaches its Guarantee Trigger Date, the asset allocation between equity and fixed-income investments is anticipated to become relatively static. Each Fund is non-diversified as defined in the 1940 Act. The Funds are available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees and to plan sponsors of qualified retirement plans.
Effective May 1, 2017, Class G and Class G1 changed names to Investor Class and Service Class, respectively. Each of the Funds offer four share classes, referred to as Investor Class, Service Class, Class L and Institutional Class shares. All shares of each Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. This report includes information Investor Class, Service Class and Class L; Institutional Class has not yet been capitalized.
Shares of the Funds can only be purchased in conjunction with the purchase and acceptance of a Guaranteed Lifetime Withdrawal Benefit (the Guarantee) issued by Great-West Life & Annuity Insurance Company (GWL&A). The Guarantee has an annual fee in addition to the fees and expenses of the applicable Fund. The redemption or exchange of all shares of a Fund attributable to an account would generally result in the cancellation of the Guarantee and all of the benefits of the Guarantee. GWL&A does not issue the Guarantee to the investment adviser of the Funds or the Funds themselves; therefore, the Guarantee does not guarantee the investment performance of the Funds.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Great-West Funds are also investment companies and accordingly follow the investment company accounting and reporting guidance of U.S. GAAP. The following is a summary of the significant accounting policies of the Funds.
Security Valuation
The Board of Directors of the Funds has adopted policies and procedures for the valuation of each Fund's securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.

Annual Report - December 31, 2017

Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. The net asset value of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
Investments in fixed interest contracts issued by Great-West Life & Annuity Insurance Company (GWL&A Contract) are valued at the amount of net deposits plus accrued interest, determined on a daily basis. The GWL&A Contract is backed by the general account of GWL&A.
The Funds classify valuations into three levels based upon the observability of inputs to the valuation of each Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of December 31, 2017, each Fund’s investments in the underlying mutual funds are valued using Level 1 inputs. Each Fund’s investment in the GWL&A Contract is valued using Level 2 inputs. More information regarding each Fund’s sector classifications are included in the Schedule of Investments. Each Fund recognizes transfers between levels as of the beginning of the reporting period. During the period, the GWL&A Contract transferred from Level 3 to Level 2 as all significant inputs were observable.
The following is a reconciliation of change in Level 3 assets during the year ended December 31, 2017:
	Great-West SecureFoundation® Lifetime 2015 Fund	Great-West SecureFoundation® Lifetime 2020 Fund	Great-West SecureFoundation® Lifetime 2025 Fund
Beginning Balance, January 01, 2017	$ 5,747,058	$ 4,208,990	$ 4,389,998
Total interest received	-	-	-
Purchases	-	-	-
Sales	-	-	-
Transfers out	(5,747,058)	(4,208,990)	(4,389,998)
Ending Balance, December 31, 2017	$ 0	$ 0	$ 0
	Great-West SecureFoundation® Lifetime 2030 Fund	Great-West SecureFoundation® Lifetime 2035 Fund	Great-West SecureFoundation® Lifetime 2040 Fund
Beginning Balance, January 01, 2017	$ 3,399,179	$ 1,055,121	$ 395,223
Total interest received	-	-	-
Purchases	-	-	-
Sales	-	-	-
Transfers out	(3,399,179)	(1,055,121)	(395,223)
Ending Balance, December 31, 2017	$ 0	$ 0	$ 0

Annual Report - December 31, 2017

Great-West SecureFoundation® Lifetime 2045 Fund
Beginning Balance, January 01, 2017	$ 17,387
Total interest received	-
Purchases	-
Sales	-
Transfers out	(17,387)
Ending Balance, December 31, 2017	$ 0
Fund-of-Funds Structure Risk
Since each Fund invests directly in underlying funds, all risks associated with the eligible underlying funds apply to each Fund. To the extent each Fund invests more of its assets in one underlying fund than another, each Fund will have greater exposure to the risks of that underlying fund.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income and realized gain distributions from underlying funds are accrued as of the ex-dividend date. Interest on the GWL&A Contract is accrued daily.
Federal Income Taxes and Distributions to Shareholders
Each Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. Each Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on each Fund tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Funds, if any, are declared and paid semi-annually. Capital gain distributions of the Funds, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Funds at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
The tax character of distributions paid during the years ended December 31, 2017 and 2016 were as follows:
Great-West SecureFoundation® Lifetime 2015 Fund
	2017	2016
Ordinary income	$1,971,306	$2,032,331
Long-term capital gain	3,045,725	3,740,633
	$5,017,031	$5,772,964
Great-West SecureFoundation® Lifetime 2020 Fund
	2017	2016
Ordinary income	$1,581,594	$1,478,175
Long-term capital gain	1,663,254	1,519,027
	$3,244,848	$2,997,202
Great-West SecureFoundation® Lifetime 2025 Fund
	2017	2016
Ordinary income	$1,596,268	$1,508,666
Long-term capital gain	2,445,035	3,141,071
	$4,041,303	$4,649,737

Annual Report - December 31, 2017

Great-West SecureFoundation® Lifetime 2030 Fund
	2017	2016
Ordinary income	$2,193,988	$1,927,923
Long-term capital gain	2,363,150	2,055,971
	$4,557,138	$3,983,894
Great-West SecureFoundation® Lifetime 2035 Fund
	2017	2016
Ordinary income	$1,371,194	$1,323,755
Long-term capital gain	2,253,988	3,768,862
	$3,625,182	$5,092,617
Great-West SecureFoundation® Lifetime 2040 Fund
	2017	2016
Ordinary income	$1,729,602	$1,471,903
Long-term capital gain	2,069,661	1,941,194
	$3,799,263	$3,413,097
Great-West SecureFoundation® Lifetime 2045 Fund
	2017	2016
Ordinary income	$550,022	$160,979
Long-term capital gain	1,222,833	1,934,993
	$1,772,855	$2,095,972
Great-West SecureFoundation® Lifetime 2050 Fund
	2017	2016
Ordinary income	$476,291	$376,324
Long-term capital gain	612,460	492,020
	$1,088,751	$868,344
Great-West SecureFoundation® Lifetime 2055 Fund
	2017	2016
Ordinary income	$172,140	$118,048
Long-term capital gain	209,786	273,017
	$381,926	$391,065
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales and distribution adjustments.
Capital accounts within the financial statements are adjusted for permanent book-tax differences, and are not adjusted for temporary book-tax differences which will reverse in a subsequent period. Accordingly, the following amounts have been reclassified for December 31, 2017. Net assets of each Fund were unaffected by the reclassifications.

Annual Report - December 31, 2017

	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain
Great-West SecureFoundation® Lifetime 2015 Fund	$—	$(2,202)	$2,202
Great-West SecureFoundation® Lifetime 2020 Fund	—	(467)	467
Great-West SecureFoundation® Lifetime 2025 Fund	—	(1,201)	1,201
Great-West SecureFoundation® Lifetime 2030 Fund	—	(515)	515
Great-West SecureFoundation® Lifetime 2035 Fund	—	(1,945)	1,945
Great-West SecureFoundation® Lifetime 2040 Fund	—	(79)	79
Great-West SecureFoundation® Lifetime 2045 Fund	—	(1,210)	1,210
Great-West SecureFoundation® Lifetime 2050 Fund	—	—	—
Great-West SecureFoundation® Lifetime 2055 Fund	—	—	—
The tax components of capital shown in the following tables represent distribution requirements each Fund must satisfy under the income tax regulations, losses each Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation for federal income tax purposes. At December 31, 2017, the components of distributable earnings on a tax basis were as follows:
Great-West SecureFoundation® Lifetime 2015 Fund
Undistributed net investment income	$6,627
Undistributed long-term capital gains	2,489,524
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	7,251,989
Tax composition of capital	$9,748,140
Great-West SecureFoundation® Lifetime 2020 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	1,742,674
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	2,947,587
Tax composition of capital	$4,690,261
Great-West SecureFoundation® Lifetime 2025 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	2,020,125
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	4,049,704
Tax composition of capital	$6,069,829
Great-West SecureFoundation® Lifetime 2030 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	2,497,535
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	5,049,999
Tax composition of capital	$7,547,534

Annual Report - December 31, 2017

Great-West SecureFoundation® Lifetime 2035 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	2,029,035
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	4,702,061
Tax composition of capital	$6,731,096
Great-West SecureFoundation® Lifetime 2040 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	2,548,715
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	5,358,467
Tax composition of capital	$7,907,182
Great-West SecureFoundation® Lifetime 2045 Fund
Undistributed net investment income	$516,353
Undistributed long-term capital gains	1,150,070
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	2,751,848
Tax composition of capital	$4,418,271
Great-West SecureFoundation® Lifetime 2050 Fund
Undistributed net investment income	$—
Undistributed long-term capital gains	751,324
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	1,816,726
Tax composition of capital	$2,568,050
Great-West SecureFoundation® Lifetime 2055 Fund
Undistributed net investment income	$48
Undistributed long-term capital gains	308,172
Capital loss carryforwards	—
Post-October losses	—
Net unrealized appreciation	660,539
Tax composition of capital	$968,759

Annual Report - December 31, 2017

The aggregate cost of investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of December 31, 2017 were as follows:
	Federal Tax Cost of Investments	Gross Unrealized Appreciation on Investments	Gross Unrealized Depreciation on Investments	Net Unrealized Appreciation on Investments
Great-West SecureFoundation® Lifetime 2015 Fund	$94,035,168	$7,888,825	$(636,836)	$7,251,989
Great-West SecureFoundation® Lifetime 2020 Fund	78,069,233	3,814,697	(867,110)	2,947,587
Great-West SecureFoundation® Lifetime 2025 Fund	78,252,009	4,547,987	(498,283)	4,049,704
Great-West SecureFoundation® Lifetime 2030 Fund	107,495,832	6,094,387	(1,044,388)	5,049,999
Great-West SecureFoundation® Lifetime 2035 Fund	65,224,338	5,051,774	(349,713)	4,702,061
Great-West SecureFoundation® Lifetime 2040 Fund	81,939,799	5,945,228	(586,761)	5,358,467
Great-West SecureFoundation® Lifetime 2045 Fund	30,255,768	3,118,156	(366,308)	2,751,848
Great-West SecureFoundation® Lifetime 2050 Fund	22,150,014	2,169,364	(352,638)	1,816,726
Great-West SecureFoundation® Lifetime 2055 Fund	8,197,774	698,786	(38,247)	660,539
2.  INVESTMENT ADVISORY AGREEMENT & OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.12% of the average daily net assets of each Fund. The management fee encompasses fund operation expenses except for shareholder services fees and distribution fees. Each Fund will also bear the indirect expense of the underlying investments. Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expenses incurred indirectly by the Funds will vary. The Adviser has contractually agreed to reduce its management fee by 0.35% of the amount each Fund has allocated to the GWL&A Contract, and to reduce its management fee in an amount at least equal to any compensation (including Rule 12b-1 fees) received from unaffiliated underlying funds, and to reduce its management fee by an amount equal to the difference between the shareholder services fees charged by GWL&A and any compensation received from unaffiliated underlying funds. The amount waived, if any, is reflected in the Statement of Operations.
Great-West Funds has entered into a shareholder services agreement with GWL&A. Pursuant to the shareholder services agreement, GWL&A provides recordkeeping and shareholder services to shareholders and account owners and receives from the Investor Class, Service Class and Class L shares of each Fund a fee equal to 0.35% of the average daily net asset value of the shares of the applicable share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Funds. The Funds have entered into a plan of distribution which provides for compensation for distribution of Service Class and Class L shares and for providing or arranging for the provision of services to Service Class and Class L shareholders. The distribution plan provides for a maximum 12b-1 fee equal to an annual rate of 0.10% of the average daily net assets of the Service Class shares and 0.25% of the Class L shares. The Distributor has agreed to voluntarily waive all 12b-1 fees attributable to Service Class and Class L shares purchased by the Adviser in consideration for the Adviser providing initial capital to the Funds. The amount waived, if any, is reflected in the Statement of Operations.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all fifty-eight funds for which they serve as directors was $696,375 for the year ended December 31, 2017.
Each Fund may invest in the GWL&A Contract pursuant to exemptive relief issued by the U.S. Securities and Exchange Commission. The GWL&A Contract has a stable principal value and accrues a fixed rate of interest, which is reflected in the daily valuation of the Funds. GWL&A calculates the interest rate in the same way it calculates guaranteed interest rates for similar contracts (on a calendar quarter or other periodic basis). As a result of GWL&A being an affiliated entity, the Funds are exposed to the risk of unanticipated industry conditions as well as risks specific to a single corporation. If GWL&A were to become insolvent, the GWL&A Contract would be settled commensurate with other policy holder obligations.
The amounts deposited will accrue interest at a declared rate of interest, adjustable on a calendar quarter or other periodic basis, guaranteed to be no less than 1.50%. The investment in the GWL&A Contract may be terminated by GWL&A or the Funds upon 7 days prior written notice. The guaranteed interest rate paid will be at least as favorable as the guaranteed interest rate paid on other similar products issued by GWL&A.

Annual Report - December 31, 2017

The following tables are a summary of the transactions for each underlying investment during the year ended December 31, 2017, in which the issuer was an affiliate of a Fund, as defined in the 1940 Act.
Great-West Securefoundation® Lifetime 2015 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	3,902,951	$40,252,309	$5,265,589	$7,843,665	$ (22,921)	$ 340,515	$ 978,326	$38,014,748	37.55%
					(22,921)	340,515	978,326	38,014,748	37.55
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,402,316	14,542,308	1,858,059	4,594,370	(85,582)	2,862,232	377,882	14,668,229	14.49
Great-West S&P 500® Index Fund Institutional Class	1,960,952	22,243,409	2,836,626	5,403,681	736,370	2,227,480	610,389	21,903,834	21.63
Great-West S&P Mid Cap 400® Index Fund Institutional Class	939,588	9,547,457	1,932,057	2,473,797	111,636	399,557	183,268	9,405,274	9.29
Great-West S&P Small Cap 600® Index Fund Institutional Class	590,829	6,699,745	1,867,026	2,617,458	235,567	(236,000)	167,747	5,713,313	5.64
					997,991	5,253,269	1,339,286	51,690,650	51.05
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	6,629,191	5,747,058	1,740,902	947,250	-	-	88,481	6,629,191	6.55
					0	0	88,481	6,629,191	6.55
				Total	$975,070	$5,593,784	$2,406,093	$96,334,589	95.15%
Great-West Securefoundation® Lifetime 2020 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	3,117,925	$29,485,491	$3,591,972	$2,964,498	$ (37,121)	$ 255,622	$ 755,617	$30,368,587	37.50%
					(37,121)	255,622	755,617	30,368,587	37.50
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,120,236	10,639,958	1,227,530	2,252,172	(16,995)	2,102,348	301,655	11,717,664	14.47
Great-West S&P 500® Index Fund Institutional Class	1,572,151	16,302,235	2,229,821	2,961,214	251,106	1,990,091	474,161	17,560,933	21.68
Great-West S&P Mid Cap 400® Index Fund Institutional Class	752,301	7,005,364	1,372,621	1,218,821	3,414	371,368	142,883	7,530,532	9.30
Great-West S&P Small Cap 600® Index Fund Institutional Class	473,275	4,913,777	1,316,444	1,659,588	(20,268)	5,939	131,615	4,576,572	5.65
					217,257	4,469,746	1,050,314	41,385,701	51.10
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	5,306,862	4,208,990	1,404,130	373,795	-	-	67,537	5,306,862	6.55
					0	0	67,537	5,306,862	6.55
				Total	$180,136	$4,725,368	$1,873,468	$77,061,150	95.15%

Annual Report - December 31, 2017

Great-West Securefoundation® Lifetime 2025 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	3,167,514	$30,772,058	$7,710,155	$7,876,718	$ 1,966	$ 246,092	$ 782,205	$30,851,587	37.50%
					1,966	246,092	782,205	30,851,587	37.50
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,137,839	11,095,759	2,244,500	3,618,699	(7,535)	2,180,240	306,356	11,901,800	14.47
Great-West S&P 500® Index Fund Institutional Class	1,597,091	17,022,057	3,390,101	4,076,381	817,129	1,503,727	490,489	17,839,504	21.68
Great-West S&P Mid Cap 400® Index Fund Institutional Class	764,092	7,313,476	2,118,225	2,098,242	78,071	315,102	147,427	7,648,561	9.30
Great-West S&P Small Cap 600® Index Fund Institutional Class	480,519	5,137,357	1,973,333	2,401,951	57,620	(62,122)	135,185	4,646,617	5.65
					945,285	3,936,947	1,079,457	42,036,482	51.10
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	5,396,122	4,389,998	1,964,010	1,028,130	-	-	70,244	5,396,122	6.56
					0	0	70,244	5,396,122	6.56
				Total	$947,251	$4,183,039	$1,931,906	$78,284,191	95.16%
Great-West Securefoundation® Lifetime 2030 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	3,760,013	$30,965,941	$6,701,359	$1,253,258	$ (11,285)	$ 208,490	$ 871,503	$ 36,622,532	32.55%
					(11,285)	208,490	871,503	36,622,532	32.55
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,762,763	16,101,553	1,406,701	2,364,487	(40,779)	3,294,733	474,872	18,438,500	16.39
Great-West S&P 500® Index Fund Institutional Class	2,393,363	23,569,795	2,804,216	2,652,315	309,705	3,012,175	723,443	26,733,871	23.76
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,150,259	10,114,288	2,113,968	1,250,383	1,807	536,219	218,048	11,514,092	10.24
Great-West S&P Small Cap 600® Index Fund Institutional Class	759,473	7,531,610	2,251,725	2,440,245	(30,482)	1,011	211,650	7,344,101	6.53
					240,251	6,844,138	1,628,013	64,030,564	56.92
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	5,445,424	3,399,179	2,090,436	104,561	-	-	60,370	5,445,424	4.84
					0	0	60,370	5,445,424	4.84
				Total	$228,966	$7,052,628	$2,559,886	$106,098,520	94.31%

Annual Report - December 31, 2017

Great-West Securefoundation® Lifetime 2035 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,651,166	$14,590,500	$4,552,267	$3,182,526	$ (20,752)	$ 122,114	$ 390,061	$16,082,355	23.01%
					(20,752)	122,114	390,061	16,082,355	23.01
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,322,671	13,223,539	1,722,682	3,776,179	(84,965)	2,665,099	356,830	13,835,141	19.79
Great-West S&P 500® Index Fund Institutional Class	1,722,114	18,343,058	2,972,534	3,945,776	619,775	1,866,198	526,217	19,236,014	27.52
Great-West S&P Mid Cap 400® Index Fund Institutional Class	824,668	7,890,638	1,908,049	1,896,677	55,907	352,915	158,236	8,254,925	11.81
Great-West S&P Small Cap 600® Index Fund Institutional Class	589,066	6,312,609	1,982,744	2,537,681	37,096	(61,406)	165,274	5,696,266	8.15
					627,813	4,822,806	1,206,557	47,022,346	67.27
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	1,752,676	1,055,121	912,797	233,910	-	-	18,668	1,752,676	2.51
					0	0	18,668	1,752,676	2.51
				Total	$607,061	$4,944,920	$1,615,286	$64,857,377	92.79%
Great-West Securefoundation® Lifetime 2040 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	1,331,034	$10,392,269	$3,156,917	$ 664,009	$ (17,806)	$ 79,100	$ 301,841	$12,964,277	14.86%
					(17,806)	79,100	301,841	12,964,277	14.86
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	1,896,458	16,593,133	1,690,572	1,888,919	(67,721)	3,442,163	511,784	19,836,949	22.73
Great-West S&P 500® Index Fund Institutional Class	2,349,272	21,803,382	3,114,914	1,569,892	200,454	2,892,963	694,769	26,241,367	30.07
Great-West S&P Mid Cap 400® Index Fund Institutional Class	1,129,002	9,354,396	2,265,497	790,386	13,231	471,807	209,693	11,301,314	12.95
Great-West S&P Small Cap 600® Index Fund Institutional Class	867,979	8,001,433	2,643,051	2,220,654	(31,615)	(30,477)	237,617	8,393,353	9.62
					114,349	6,776,456	1,653,863	65,772,983	75.37
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	940,003	395,223	560,122	23,599	-	-	8,257	940,003	1.08
					0	0	8,257	940,003	1.08
				Total	$ 96,543	$6,855,556	$1,963,961	$79,677,263	91.31%

Annual Report - December 31, 2017

Great-West Securefoundation® Lifetime 2045 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	344,627	$2,934,712	$ 949,655	$ 552,090	$ (3,215)	$ 24,388	$ 80,872	$ 3,356,665	10.17%
					(3,215)	24,388	80,872	3,356,665	10.17
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	773,245	7,055,731	1,301,800	1,658,533	20,905	1,389,148	208,265	8,088,146	24.51
Great-West S&P 500® Index Fund Institutional Class	916,801	8,786,857	2,003,161	1,362,941	415,497	813,589	273,841	10,240,666	31.04
Great-West S&P Mid Cap 400® Index Fund Institutional Class	439,172	3,776,216	1,224,409	759,663	40,085	155,146	82,453	4,396,108	13.32
Great-West S&P Small Cap 600® Index Fund Institutional Class	362,556	3,449,832	1,435,092	1,330,479	22,778	(48,523)	99,898	3,505,922	10.63
					499,265	2,309,360	664,457	26,230,842	79.50
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	131,838	17,387	119,559	5,835	-	-	727	131,838	0.40
					0	0	727	131,838	0.40
				Total	$496,050	$2,333,748	$746,056	$29,719,345	90.07%
Great-West Securefoundation® Lifetime 2050 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	212,154	$1,643,821	$ 617,868	$208,243	$ (1,574)	$ 12,933	$ 48,519	$ 2,066,379	8.63%
					(1,574)	12,933	48,519	2,066,379	8.63
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	580,397	4,744,103	1,084,635	760,680	(12,599)	1,002,890	156,282	6,070,948	25.34
Great-West S&P 500® Index Fund Institutional Class	656,036	5,624,211	1,556,704	595,352	75,083	742,360	191,589	7,327,923	30.58
Great-West S&P Mid Cap 400® Index Fund Institutional Class	315,635	2,417,046	921,748	293,334	9,196	114,045	57,897	3,159,505	13.19
Great-West S&P Small Cap 600® Index Fund Institutional Class	279,723	2,353,927	1,111,582	726,316	8,512	(34,274)	75,472	2,704,919	11.29
					80,192	1,825,021	481,240	19,263,295	80.40
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	54,862	-	55,407	762	-	-	217	54,862	0.23
					0	0	217	54,862	0.23
				Total	$ 78,618	$1,837,954	$529,976	$21,384,536	89.26%

Annual Report - December 31, 2017

Great-West Securefoundation® Lifetime 2055 Fund
Affiliate	Shares Held/ Account Balance 12/31/2017	Value 12/31/2016	Purchase Cost	Sales Cost	Net Realized Gain (Loss)	Net Change Unrealized Appreciation (Depreciation)	Dividends and Interest Received	Value 12/31/2017	Value as a Percentage of Net Assets
BOND MUTUAL FUNDS
Great-West Bond Index Fund Institutional Class	72,723	$ 485,840	$327,257	$110,044	$ (2,212)	$ 5,273	$ 16,055	$ 708,326	8.00%
					(2,212)	5,273	16,055	708,326	8.00
EQUITY MUTUAL FUNDS
Great-West International Index Fund Institutional Class	218,247	1,532,081	754,958	342,792	2,933	338,617	58,741	2,282,864	25.78
Great-West S&P 500® Index Fund Institutional Class	236,582	1,729,392	988,803	303,730	41,593	228,153	66,930	2,642,618	29.84
Great-West S&P Mid Cap 400® Index Fund Institutional Class	113,789	741,475	507,810	141,950	7,017	31,697	20,291	1,139,032	12.86
Great-West S&P Small Cap 600® Index Fund Institutional Class	107,916	767,407	571,492	275,806	7,530	(19,549)	28,464	1,043,544	11.79
					59,073	578,918	174,426	7,108,058	80.27
FIXED INTEREST CONTRACT
Great-West Life & Annuity Contract	18,538	-	19,633	1,167	-	-	72	18,538	0.21
					0	0	72	18,538	0.21
				Total	$56,861	$584,191	$190,553	$7,834,922	88.48%
3.  PURCHASES & SALES OF INVESTMENTS
For the year ended December 31, 2017, the aggregate cost of purchases and proceeds from sales of investments were as follows:
	Purchases	Sales
Great-West SecureFoundation® Lifetime 2015 Fund	$16,223,606	$26,974,153
Great-West SecureFoundation® Lifetime 2020 Fund	11,605,360	12,803,550
Great-West SecureFoundation® Lifetime 2025 Fund	20,188,458	23,718,017
Great-West SecureFoundation® Lifetime 2030 Fund	17,879,512	11,823,830
Great-West SecureFoundation® Lifetime 2035 Fund	14,787,720	18,273,822
Great-West SecureFoundation® Lifetime 2040 Fund	14,096,807	8,832,047
Great-West SecureFoundation® Lifetime 2045 Fund	7,571,191	7,211,686
Great-West SecureFoundation® Lifetime 2050 Fund	5,820,481	3,255,395
Great-West SecureFoundation® Lifetime 2055 Fund	3,491,711	1,465,439
4.  INDEMNIFICATIONS
The Funds' organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report - December 31, 2017

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the shareholders and the Board of Directors of Great-West Funds, Inc.
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Great-West Securefoundation® Lifetime 2015 Fund, Great-West Securefoundation® Lifetime 2020 Fund, Great-West Securefoundation® Lifetime 2025 Fund, Great-West Securefoundation® Lifetime 2030 Fund, Great-West Securefoundation® Lifetime 2035 Fund, Great-West Securefoundation® Lifetime 2040 Fund, Great-West Securefoundation® Lifetime 2045 Fund, Great-West Securefoundation® Lifetime 2050 Fund and Great-West Securefoundation® Lifetime 2055 Fund (collectively the "Funds"), of Great-West Funds, Inc. as of December 31, 2017, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of December 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on the Funds' financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.
DELOITTE & TOUCHE LLP
Denver, Colorado
February 23, 2018
We have served as the auditor of one or more Great-West investment companies since 1982.

TAX INFORMATION (unaudited)
The Funds intend to pass through foreign tax credits and have derived gross income from sources within foreign countries amounting to the following:
	Foreign Tax Credits	Gross Income from Foreign Countries
Great-West SecureFoundation® Lifetime 2015 Fund	$22,530	$408,125
Great-West SecureFoundation® Lifetime 2020 Fund	17,998	326,025
Great-West SecureFoundation® Lifetime 2025 Fund	18,281	331,152
Great-West SecureFoundation® Lifetime 2030 Fund	28,321	513,026
Great-West SecureFoundation® Lifetime 2035 Fund	21,250	384,944
Great-West SecureFoundation® Lifetime 2040 Fund	30,469	551,932
Great-West SecureFoundation® Lifetime 2045 Fund	12,423	225,042
Great-West SecureFoundation® Lifetime 2050 Fund	9,325	168,913
Great-West SecureFoundation® Lifetime 2055 Fund	3,507	63,521
Dividends paid by each Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2017, the following are the percentages that qualify for the dividend received deduction available to each Fund's corporate shareholders.
Percent of Ordinary Income Distributions Qualifying for Dividends Received
Great-West SecureFoundation® Lifetime 2015 Fund	43%
Great-West SecureFoundation® Lifetime 2020 Fund	41%
Great-West SecureFoundation® Lifetime 2025 Fund	42%
Great-West SecureFoundation® Lifetime 2030 Fund	46%
Great-West SecureFoundation® Lifetime 2035 Fund	54%
Great-West SecureFoundation® Lifetime 2040 Fund	57%
Great-West SecureFoundation® Lifetime 2045 Fund	63%
Great-West SecureFoundation® Lifetime 2050 Fund	58%
Great-West SecureFoundation® Lifetime 2055 Fund	56%

Fund Directors and Officers
Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors. The following table provides information about each of the Directors and executive officers of Great-West Funds.
Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 74	Chair & Independent Director	Since 2016 (as Chair) Since 2007 (as Independent Director)	Managing Attorney, Klapper Law Firm; Member/Director, The Colorado Forum; Manager, 6K Ranch, LLC; Director, Guaranty Bancorp & Gold, Inc.	58	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 74	Independent Director & Audit Committee Chair	Since 2011 (as Independent Director) Since 2015 (as Audit Committee Chair)	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.; Director, Guaranty Bancorp	58	Director, Guaranty Bancorp
Steven A. Lake 8515 East Orchard Road, Greenwood Village, CO 80111 63	Independent Director	Since 2017	Managing Member, Lake Advisors, LLC; Member, Gart Capital Partners, LLC; Executive Member, Sage Investment Holdings, LLC; Senior Managing Director, CBIZ MHM, LLC	58	N/A
R. Timothy Hudner**** 8515 East Orchard Road, Greenwood Village, CO 80111 58	Independent Director	Since 2017	Director, Prima Capital Holdings; ALPS Fund Services; Colorado State Housing Board; Colorado Developmental Disabilities Council; Regional Center Task Force; and Mental Health Center of Denver	58	N/A

Independent Directors*
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
James A. Hillary***** 8515 East Orchard Road, Greenwood Village, CO 80111 54	Independent Director	Since 2017	Principal and Founding Partner, Fios Capital, LLC; Founder, Chairman and Chief Executive Officer, Independence Capital Asset Partners, LLC; Member, Fios Partners LLC, Fios Holdings LLC, Roubaix Capital LLC; and Sole Member, Fios Companies LLC	58	N/A
Interested Directors**
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served***	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 55	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and Advised Assets Group, LLC ("AAG"); formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	58	N/A
Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Scott C. Sipple 8515 East Orchard Road, Greenwood Village, CO 80111 55	Director, President & Chief Executive Officer	Since 2017	President, Great-West Investments, GWL&A; Chairman, President & Chief Executive Officer, GWCM and AAG; formerly, Head of Global Investment Strategies, Putnam Investment Management LLC	58	N/A
Katherine Stoner 8515 East Orchard Road, Greenwood Village, CO 80111 61	Chief Compliance Officer	Since 2016	Chief Compliance Officer, AAG and GWCM; formerly, Vice President & Chief Compliance Officer, Mutual Funds, AIG, Consumer Insurance	N/A	N/A

Officers
Name, Address, and Age	Positions(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Fund in Fund Complex Overseen by Director	Other Directorships Held by Director
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 43	Vice President, Counsel & Secretary	Since 2010 (as Counsel & Secretary) Since 2016 (as Vice President)	Associate General Counsel, Products & Corporate, GWL&A;Associate General Counsel & Associate Secretary, GWL&A of NY; Vice President, Counsel & Secretary, AAG, GWCM, and GWFS; formerly, Assistant Vice President, GWCM	N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111 50	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, GWL&A; Vice President and Treasurer, Great-West Trust Company, LLC ("GWTC"); Chief Financial Officer & Treasurer, GWCM	N/A	N/A
Cara B. Owen 8515 East Orchard Road, Greenwood Village, CO 80111 36	Counsel & Assistant Secretary	Since 2015	Senior Counsel, Products, GWL&A; Counsel & Assistant Secretary, GWCM, GWTC, and AAG	N/A	N/A
John A. Clouthier 8515 East Orchard Road, Greenwood Village, CO 80111 50	Assistant Treasurer	Since 2007	Director, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
Kelly B. New 8515 East Orchard Road, Greenwood Village, CO 80111 42	Assistant Treasurer	Since 2016	Assistant Vice President, Fund Administration, GWL&A; Assistant Treasurer, GWCM and GWTC	N/A	N/A
*A Director who is not an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”
**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended) by virtue of their affiliation with Great-West Capital Management, LLC.

*** Each director serves until the next shareholders’ meeting (and until the election and qualification of a successor), or until death, resignation, removal or retirement which takes effect no later than May 1 following his or her 75th birthday unless otherwise determined by the remaining directors. Officers are elected by the Board on an annual basis to serve until their successors have been elected and qualified.
**** Mr. Hudner’s daughter is employed by JP Morgan Chase, N.A., an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner has personal investments in the following: (i) a mutual fund advised by Massachusetts Financial Services Company, the sub-adviser of the Great-West MFS International Growth and Great-West MFS International Value Funds, (ii) a mutual fund advised by Invesco Advisers, Inc., the sub-adviser of the Great-West Invesco Small Cap Value Fund, (iii) a mutual fund advised by T. Rowe Price Associates, Inc., the sub-adviser of the Great-West T. Rowe Price Equity Income and Great-West T. Rowe Price Mid Cap Growth Funds, and (iv) a mutual fund advised by J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund. Mr. Hudner receives no special treatment due to his ownership of such mutual funds.
*****Mr. Hillary is the Founder, Chairman and Chief Executive Officer of Independence Capital Asset Partners, LLC (“ICAP”), which has a prime brokerage and institutional trading relationship with Goldman Sachs & Co., the parent company of Goldman Sachs Asset Management, LP, a sub-adviser of the Great-West Goldman Sachs Mid Cap Value Fund. ICAP previously was a sub-adviser, and Mr. Hillary was a portfolio manager to the Franklin K2 Alternative Strategies Fund and the FTIF Franklin K2 Alternative Strategies Fund, which are funds offered by an affiliate of Franklin Advisers, Inc., the sub-adviser of the Great-West Templeton Global Bond Fund. Mr. Hillary has personal banking accounts with an affiliate of J.P. Morgan Investment Management Inc., a sub-adviser of the Great-West Multi-Manager Large Cap Growth Fund, and receives no special treatment due to the relationship.
There are no arrangements or understandings between any Director or Officer and any person(s) pursuant to which s/he was elected as Director or Officer.
Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.
Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds' Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2. CODE OF ETHICS.
(a)   As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(b)   For purposes of this Item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:
(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
(3) Compliance with applicable governmental laws, rules, and regulations;
(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
(5) Accountability for adherence to the code.
(c)   During the period covered by this report, there have been no amendments to the registrant’s Code of Ethics.
(d)   During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.
(e)  Registrant’s Code of Ethics is attached hereto.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Mr. Stephen A. Lake is the audit committee financial expert and is "independent," pursuant to general instructions on Form N-CSR, Item 3.
An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
(a)   Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $866,000 for fiscal year 2016 and $834,600 for fiscal year 2017.

(b)   Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $60,000 for fiscal year 2016 and $50,000 for fiscal year 2017. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.
(c)   Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $0 for fiscal year 2016 and $0 for fiscal year 2017.
(d)   All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs ((a) through (c) of this Item).
(e)  (1) Audit Committee’s Pre-Approval Policies and Procedures.
Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.
Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service

1No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

that the Public Company Accounting Oversight Board determines, by regulation, is impermissible. 2
Pre-approval with respect to Non-Great-West Funds Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.
Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee's members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.
(f)    (2) 100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(g)   Not Applicable.
(h)   The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2016 equaled $1,186,300 and for fiscal year 2017 equaled $1,480,500.

2With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client's financial statements.
3For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.
4No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

(i)   The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors that were implemented after the registrant last provided disclosure in response to this Item.
ITEM 11. CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12. EXHIBITS.
(a)  (1) Code of Ethics required by Item 2 of Form N-CSR attached hereto.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 23, 2018
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Scott C. Sipple

Scott C. Sipple
President & Chief Executive Officer
Date:February 23, 2018
By:	/s/ Mary C. Maiers

Mary C. Maiers
Chief Financial Officer & Treasurer
Date:February 23, 2018